UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford,

Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

One Stamford Plaza, 263 Tresser Boulevard, Suite 949, Stamford,

Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020 – April 30, 2021

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2021

AMG GW&K Core Bond ESG Fund
Class N: MBGVX	Class I: MBDFX	Class Z: MBDLX

AMG GW&K Emerging Markets Equity Fund

Class N: TLEVX	Class I: TLESX	Class Z: TLEIX

AMG GW&K Emerging Wealth Equity Fund

Class N: TYWVX	Class I: TYWSX	Class Z: TYWIX

AMG GW&K Small/Mid Cap Growth Fund
(formerly AMG GW&K Small Cap Fund II, which was formerly AMG Managers LMCG Small Cap Growth Fund)

Class N: ACWDX	Class I: ACWIX

AMG GW&K Small Cap Value Fund II
(formerly AMG Managers Silvercrest Small Cap Fund)

Class N: ASCTX	Class I: ACRTX	Class Z: ACZTX

amgfunds.com	043021	SAR069

AMG Funds Semi-Annual Report — April 30, 2021 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Core Bond ESG Fund	5

AMG GW&K Emerging Markets Equity Fund	9

AMG GW&K Emerging Wealth Equity Fund	13

AMG GW&K Small/Mid Cap Growth Fund	17

AMG GW&K Small Cap Value Fund II	20

FINANCIAL STATEMENTS
Statement of Assets and Liabilities	23

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	25

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	26

Detail of changes in assets for the past two fiscal periods

Financial Highlights	28

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	42

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

APPROVAL OF SUBADVISORY AGREEMENTS	51

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	55

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2021	Expense Ratio for the Period	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Expenses Paid During the Period*
AMG GW&K Core Bond ESG Fund
Based on Actual Fund Return
Class N	0.88%	$1,000	$991	$4.34
Class I	0.55%	$1,000	$993	$2.72
Class Z	0.48%	$1,000	$993	$2.37
Based on Hypothetical 5% Annual Return
Class N	0.88%	$1,000	$1,020	$4.41
Class I	0.55%	$1,000	$1,022	$2.76
Class Z	0.48%	$1,000	$1,022	$2.41

AMG GW&K Emerging Markets Equity Fund
Based on Actual Fund Return
Class N	1.27%	$1,000	$1,216	$6.98
Class I	0.95%	$1,000	$1,217	$5.22
Class Z	0.87%	$1,000	$1,218	$4.78
Based on Hypothetical 5% Annual Return
Class N	1.27%	$1,000	$1,019	$6.36
Class I	0.95%	$1,000	$1,020	$4.76
Class Z	0.87%	$1,000	$1,020	$4.36

AMG GW&K Emerging Wealth Equity Fund
Based on Actual Fund Return
Class N	1.19%	$1,000	$1,174	$6.41
Class I	0.92%	$1,000	$1,176	$4.96
Class Z	0.79%	$1,000	$1,176	$4.26
Based on Hypothetical 5% Annual Return
Class N	1.19%	$1,000	$1,019	$5.96
Class I	0.92%	$1,000	$1,020	$4.61
Class Z	0.79%	$1,000	$1,021	$3.96

Six Months Ended April 30, 2021	Expense Ratio for the Period	Beginning Account Value 11/01/20	Ending Account Value 04/30/21	Expenses Paid During the Period*
AMG GW&K Small/Mid Cap Growth Fund
Based on Actual Fund Return
Class N	1.28%	$1,000	$1,323	$7.37
Class I	1.10%	$1,000	$1,324	$6.34
Based on Hypothetical 5% Annual Return
Class N	1.28%	$1,000	$1,018	$6.41
Class I	1.10%	$1,000	$1,019	$5.51

AMG GW&K Small Cap Value Fund II
Based on Actual Fund Return
Class N	1.41%	$1,000	$1,469	$8.63
Class I	1.15%	$1,000	$1,471	$7.05
Class Z	1.08%	$1,000	$1,472	$6.62
Based on Hypothetical 5% Annual Return
Class N	1.41%	$1,000	$1,018	$7.05
Class I	1.15%	$1,000	$1,019	$5.76
Class Z	1.08%	$1,000	$1,019	$5.41

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance (unaudited) Periods ended April 30, 2021

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2021.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Core Bond ESG Fund[2,3,4,5,6,7,8,9]
Class N	(0.94%)	1.18%	2.82%	—	2.74%	05/08/15
Class I	(0.69%)	1.60%	3.18%	3.24%	5.71%	04/30/93
Class Z	(0.75%)	1.58%	3.24%	—	3.15%	05/08/15
Bloomberg Barclays U.S. Aggregate Bond Index®[21]	(1.52%)	(0.27%)	3.19%	3.39%	5.18%	04/30/93	†
AMG GW&K Emerging Markets Equity Fund[2], [6,8,10,11,12,13,14,15,16,17]
Class N	21.58%	49.75%	12.35%	—	3.87%	03/01/12
Class I	21.67%	50.19%	12.74%	2.55%	3.11%	03/01/11
Class Z	21.77%	50.49%	12.83%	2.66%	3.22%	03/01/11
MSCI Emerging Markets Index[22]	22.95%	48.71%	12.50%	3.59%	4.39%	03/01/11	†
AMG GW&K Emerging Wealth Equity Fund[2,6,8,10,11,13,15,16,17]
Class N	17.39%	43.82%	14.15%	—	9.98%	03/19/15
Class I	17.56%	44.18%	14.49%	—	10.26%	03/19/15
Class Z	17.64%	44.37%	14.59%	—	10.38%	03/19/15
MSCI Emerging Markets Index[22]	22.95%	48.71%	12.50%	—	8.11%	03/19/15	†
AMG GW&K Small/Mid Cap Growth Fund[2,4,8,12,13,14,15,16,17,18,19]
Class N	32.30%	70.31%	18.02%	11.08%	13.00%	11/03/10
Class I	32.40%	70.61%	18.26%	—	11.61%	06/01/11
Russell 2000® Growth Index[23]	37.84%	69.15%	18.89%	12.86%	14.67%	11/03/10	†
Russell 2500® Growth Index[24]	32.00%	67.27%	20.51%	14.21%	15.98%	11/03/10	†
AMG GW&K Small Cap Value Fund II2, 8, 16, 17, 18, 19, 20
Class N	46.93%	62.27%	11.36%	—	11.47%	12/27/11
Class I	47.14%	62.66%	11.64%	—	11.76%	12/27/11
Class Z	47.20%	62.74%	—	—	7.66%	09/29/17
Russell 2000® Value Index[25]	59.17%	78.96%	13.54%	—	12.36%	12/27/11	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

† Date reflects the inception date of the Fund, not the index.

* Not annualized.

[1]  Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2021. All returns are in U.S. dollars ($).

[2] From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3] To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[4] Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[5]  The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[6] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[7]  Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[8]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[9]  Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments

3

Fund Performance Periods ended April 30, 2021 (continued)

are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[10]  The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[11] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[12] The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[13] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[14] Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[15] The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[17] The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[18] Performance shown for periods prior to March 19, 2021, reflects the performance of the Fund’s previous Subadviser.

[19] The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[20] The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[21] The Bloomberg Barclays U.S. Aggregate Bond Index® is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index® is unmanaged, is not available for investment and does not incur expenses.

[22] The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2500® Growth Index is unmanaged, is not available for investment and does not incur expenses

[25] The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 2000® Value Index is unmanaged, is not available for investment and does not incur expenses.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

.

[16] Issuers and companies that are in similar industry

[23] The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000 Growth Index is unmanaged, is not available investment and does not incur expenses.

[24] The Russell 2500® Growth Index measures the performance of the small- to mid-cap growth segment

The Russell Indices are a trademark of London Stock Exchange Group companies. Not FDIC insured, nor bank guaranteed. May lose value

4

AMG GW&K Core Bond ESG Fund Fund Snapshots (unaudited) April 30, 2021

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Corporate Bonds and Notes	44.1
U.S. Government and Agency Obligations	41.8
Municipal Bonds	8.7
Foreign Government Obligations	1.4
Other Assets Less Liabilities	4.0

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	43.6
Aaa/AAA	3.2
Aa/AA	12.2
A	9.6
Baa/BBB	31.4

1 Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
FHLMC, 3.500%, 10/01/45	3.2
United States Treasury Notes, 2.000%, 11/30/22	3.0
FHLMC, 2.500%, 10/01/34	2.1
The Bank of Nova Scotia, 0.557%, 03/02/26 (Canada)	2.0
FNMA, 4.500%, 06/01/41	2.0
California State General Obligation, School Improvements, 7.550%, 04/01/39	2.0
U.S. Treasury Bonds, 1.875%, 02/15/51	2.0
Campbell Soup Co., 4.150%, 03/15/28	2.0
Verizon Communications, Inc., 3.875%, 02/08/29	1.9
FHLMC, 2.500%, 08/01/50	1.9

Top Ten as a Group	22.1

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by any of the rating agencies. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) April 30, 2021

	Principal Amount	Value

Corporate Bonds and Notes - 44.1%

Financials - 12.7%

Air Lease Corp. MTN, 3.000%, 02/01/30	$2,113,000	$2,112,402

Ally Financial, Inc. 8.000%, 11/01/31	1,404,000	1,974,678

The Bank of New York Mellon Corp. MTN, 2.450%, 08/17/26	937,000	991,889
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	910,000	1,005,550

The Bank of Nova Scotia (Canada) (SOFRRATE + 0.545%), 0.557%, 03/02/26[3]	3,986,000	3,994,987

Boston Properties, LP 3.400%, 06/21/29	1,841,000	1,970,461

The Charles Schwab Corp.
Series I, (4.000% to 06/01/26 then U.S. Treasury Yield Curve CMT 5 year + 3.168%), 4.000%, 06/01/26[1,2,3]	1,975,000	2,034,369

Crown Castle International Corp. 4.000%, 03/01/27	1,800,000	2,006,052

Equinix, Inc. 1.000%, 09/15/25	1,020,000	1,006,454

The Goldman Sachs Group, Inc. 3.500%, 11/16/26	2,726,000	2,976,300

Host Hotels & Resorts LP Series H, 3.375%, 12/15/29	1,052,000	1,069,048

JPMorgan Chase & Co. (SOFRRATE + 0.580%), 0.590%, 03/16/24[3]	1,962,000	1,969,905

MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,2,3]	2,009,000	2,119,495

Total Financials		25,231,590

Industrials - 29.9%

AT&T, Inc. 4.250%, 03/01/27	1,778,000	2,013,821

Block Financial LLC 3.875%, 08/15/30	476,000	506,341

BorgWarner, Inc. 2.650%, 07/01/27	1,994,000	2,093,125

Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	1,808,000	1,981,217

Campbell Soup Co. 4.150%, 03/15/28	3,432,000	3,859,569

Comcast Corp. 4.150%, 10/15/28	1,686,000	1,940,271

CommonSpirit Health 3.347%, 10/01/29	2,317,000	2,473,772

CVS Health Corp. 5.125%, 07/20/45	1,735,000	2,164,708

	Principal Amount	Value

Fiserv, Inc. 4.200%, 10/01/28	$1,703,000	$1,933,762

The Ford Foundation Series 2020, 2.415%, 06/01/50	2,207,000	2,044,613

Georgia-Pacific LLC 8.000%, 01/15/24	1,583,000	1,894,679

GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/26	2,610,000	2,957,658

HCA, Inc. 4.125%, 06/15/29	1,762,000	1,959,413
4.500%, 02/15/27	874,000	985,569

Lear Corp. 3.800%, 09/15/27	1,915,000	2,106,247

Lowe’s Cos., Inc. 4.000%, 04/15/25	1,772,000	1,966,986

Marriott International, Inc.
Series FF, 4.625%, 06/15/30	1,743,000	1,957,485

McDonald’s Corp., MTN 3.700%, 01/30/26	2,215,000	2,464,121

Microsoft Corp. 2.525%, 06/01/50	2,195,000	2,045,253

Parker-Hannifin Corp. 3.250%, 06/14/29	1,773,000	1,910,653

Precision Castparts Corp. 3.250%, 06/15/25	1,831,000	1,987,777

PulteGroup, Inc. 7.875%, 06/15/32	1,400,000	1,980,720

ServiceNow, Inc. 1.400%, 09/01/30	2,080,000	1,900,286

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30	1,010,000	963,562

Sysco Corp. 2.400%, 02/15/30	2,324,000	2,324,714

T-Mobile USA, Inc. 3.500%, 04/15/25[4]	920,000	998,780

Verizon Communications, Inc. 3.875%, 02/08/29	3,403,000	3,834,252

VF Corp. 2.800%, 04/23/27	1,848,000	1,979,256

Xylem, Inc. 2.250%, 01/30/31	1,929,000	1,888,396

Total Industrials		59,117,006

Utilities - 1.5%

Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[1,2,3]	978,000	1,039,125

The accompanying notes are an integral part of these financial statements. 6

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Utilities - 1.5% (continued)

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	$2,024,000	$1,844,213

Total Utilities		2,883,338

Total Corporate Bonds and Notes
(Cost $85,338,993)		87,231,934

Municipal Bonds - 8.7%

California State General Obligation, School Improvements 7.550%, 04/01/39	2,410,000	3,969,614

JobsOhio Beverage System Series B, 4.532%, 01/01/35	1,705,000	2,086,536

Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	2,635,000	3,524,912

Massachusetts School Building Authority Series B, 1.753%, 08/15/30	2,017,000	1,996,220

Metropolitan Transportation Authority 6.687%, 11/15/40	1,695,000	2,333,446

University of California, University & College Improvements Series BD, 3.349%, 07/01/29	2,935,000	3,260,566

Total Municipal Bonds
(Cost $15,818,182)		17,171,294

U.S. Government and Agency Obligations - 41.8%

Fannie Mae - 19.4%

FNMA 2.000%, 02/01/36 to 10/01/50	5,021,652	5,113,208
3.500%, 03/01/30 to 03/01/48	8,136,665	8,828,226
4.000%, 03/01/44 to 07/01/49	7,853,658	8,628,333
4.500%, 04/01/39 to 06/01/41	11,529,795	13,023,322
5.000%, 08/01/40	2,512,807	2,845,000

Total Fannie Mae		38,438,089

Freddie Mac - 13.7%

FHLMC 2.000%, 09/01/50	1,578,753	1,594,811

	Principal Amount	Value

FHLMC 2.500%, 10/01/34 to 08/01/50	$7,497,481	$7,876,822
3.000%, 11/01/49 to 03/01/50	3,874,609	4,130,572
3.500%, 10/01/45	5,769,745	6,303,512
4.000%, 07/01/48 to 09/01/50	2,438,080	2,666,934
5.000%, 07/01/44	2,051,726	2,371,637

FHLMC Gold Pool 3.500%, 07/01/32 to 05/01/44	1,960,875	2,147,181

Total Freddie Mac		27,091,469

U.S. Treasury Obligations - 8.7%

U.S. Treasury Bonds 1.875%, 02/15/51	4,292,000	3,899,014

United States Treasury Bonds 3.000%, 11/15/44	1,781,000	2,026,061
4.500%, 02/15/36	742,000	992,889

United States Treasury Notes 2.875%, 05/15/28	1,763,000	1,949,045
2.000%, 11/30/22	5,852,000	6,024,817
6.250%, 08/15/23	2,148,000	2,444,776

Total U.S. Treasury Obligations		17,336,602

Total U.S. Government and Agency Obligations
(Cost $80,892,059)		82,866,160

Foreign Government Obligations - 1.4%

Chile Government International Bond (Chile) 2.550%, 01/27/32	1,388,000	1,421,326

The Korea Development Bank (South Korea) 0.500%, 10/27/23	1,385,000	1,387,734

Total Foreign Government Obligations
(Cost $2,847,204)		2,809,060

Total Investments - 96.0%
(Cost $184,896,438)		190,078,448

Other Assets, less Liabilities - 4.0%		7,873,148

Net Assets - 100.0%		$197,951,596

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2021. Rate will reset at a future date.

[2]	Perpetuity Bond. The date shown represents the next call date.

[3]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[4]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of this security amounted to $998,780 or 0.5% of net assets.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note
SOFRRATE	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements. 7

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	—	$87,231,934	—	$87,231,934

Municipal Bonds	—	17,171,294	—	17,171,294

U.S. Government and Agency Obligations†	—	82,866,160	—	82,866,160

Foreign Government Obligations	—	2,809,060	—	2,809,060

Total Investments in Securities	—	$190,078,448	—	$190,078,448

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 8

AMG GW&K Emerging Markets Equity Fund Fund Snapshots (unaudited) April 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	24.2

Consumer Discretionary	23.2

Financials	21.8

Communication Services	11.0

Consumer Staples	7.0

Health Care	4.3

Energy	3.0

Industrials	1.4

Short-Term Investments	0.4

Other Assets Less Liabilities	3.7

TOP TEN HOLDINGS

Security Name	% of Net Assets

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	7.5

Alibaba Group Holding, Ltd., Sponsored ADR (China)	5.9

Samsung Electronics Co., Ltd. (South Korea)	4.8

Tencent Holdings, Ltd. (China)	4.1

Prosus, N.V. (Netherlands)	3.0

HDFC Bank, Ltd. (India)	2.8

Sands China, Ltd. (Macau)	2.7

Housing Development Finance Corp., Ltd. (India)	2.7

Sberbank of Russia PJSC, Sponsored ADR (Russia)	2.6

MediaTek, Inc. (Taiwan)	2.5

Top Ten as a Group	38.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2021

	Shares	Value

Common Stocks - 95.9%

Communication Services - 11.0%

Baidu, Inc., Sponsored ADR (China)*	6,577	$1,383,341

Kuaishou Technology (China)*,1,2	10,275	347,890

MultiChoice Group (South Africa)	71,358	614,107

NetEase, Inc., ADR (China)	6,115	685,247

Tencent Holdings, Ltd. (China)	33,506	2,672,842

Tencent Music Entertainment Group, ADR (China)*	66,122	1,151,845

Zee Entertainment Enterprises, Ltd. (India)	111,749	279,363

Total Communication Services		7,134,635

Consumer Discretionary - 23.2%

Alibaba Group Holding, Ltd., Sponsored ADR (China)*	16,691	3,854,786

Feng TAY Enterprise Co., Ltd. (Taiwan)	98,877	731,884

Huazhu Group, Ltd., ADR (China)*	6,800	400,928

MakeMyTrip, Ltd. (India)*	28,248	774,560

Midea Group Co., Ltd., Class A (China)	46,585	575,360

Naspers, Ltd., N Shares (South Africa)	4,163	947,416

New Oriental Education & Technology Group, Inc.,

Sponsored ADR (China)*	38,570	588,578

Ozon Holdings PLC, ADR (Cyprus)*	8,389	521,712

Prosus, N.V. (Netherlands)	17,612	1,911,460

Sands China, Ltd. (Macau)*	370,239	1,751,993

Shenzhou International Group Holdings, Ltd. (China)	20,060	441,300

Trip.com Group, Ltd., ADR (China)*	29,377	1,148,053

Yum China Holdings, Inc. (China)	22,917	1,441,938

Total Consumer Discretionary		15,089,968

Consumer Staples - 7.0%

Bid Corp., Ltd. (South Africa)*	50,993	1,005,338

CP All PCL (Thailand)	156,468	313,910

Dino Polska, S.A. (Poland)*,1	4,971	322,514

Fomento Economico Mexicano, S.A.B de CV (Mexico)	52,796	409,790

Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	39,200	247,087

LG Household & Health Care, Ltd. (South Korea)	367	506,874

Orion Corp. (South Korea)	5,685	597,165

Vietnam Dairy Products JSC (Vietnam)	23,000	93,070

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	318,738	1,045,257

Total Consumer Staples		4,541,005

Energy - 3.0%

Novatek PJSC, Sponsored GDR (Russia)	4,641	835,772

	Shares	Value

Reliance Industries, Ltd. (India)	42,488	$1,141,492

Total Energy		1,977,264

Financials - 21.8%

AIA Group, Ltd. (Hong Kong)	84,768	1,075,924

B3, S.A. - Brasil Bolsa Balcao (Brazil)	45,300	429,896

Banco Bradesco, S.A., ADR (Brazil)	173,985	756,835

Bank Mandiri Persero Tbk PT (Indonesia)	994,916	423,597

Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,008,201	561,965

BDO Unibank, Inc. (Philippines)	314,090	671,734

China International Capital Corp., Ltd., Class H (China)*,1	415,600	1,040,428

China Merchants Bank Co., Ltd., Class H (China)	32,500	261,053

Credicorp, Ltd. (Peru)	2,524	301,366

Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	159,842	907,589

HDFC Bank, Ltd. (India)*	96,540	1,834,258

Housing Development Finance Corp., Ltd. (India)	53,569	1,744,490

Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	115,942	579,710

Noah Holdings, Ltd., ADR (China)*,2	5,969	262,934

OTP Bank Plc (Hungary)*	17,173	772,009

Ping An Insurance Group Co. of China, Ltd., Class H (China)	73,220	798,265

Sberbank of Russia PJSC, Sponsored ADR (Russia)	108,785	1,712,627

Total Financials		14,134,680

Health Care - 4.3%

Alibaba Health Information Technology, Ltd. (Hong Kong)*	100,000	304,380

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	158,000	609,497

Fleury, S.A. (Brazil)	127,431	601,257

Jinxin Fertility Group, Ltd. (China)[1]	100,000	256,240

Lepu Medical Technology Beijing Co., Ltd., Class A (China)	39,800	196,878

Meinian Onehealth Healthcare Holdings Co., Ltd., Class A (China)*	185,000	350,688

Odontoprev, S.A. (Brazil)	208,811	493,192

Total Health Care		2,812,132

Industrials - 1.4%

Greentown Service Group Co., Ltd. (China)	256,023	407,001

Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)*	48,955	503,953

Total Industrials		910,954

The accompanying notes are an integral part of these financial statements. 10

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 24.2%

Advantech Co., Ltd. (Taiwan)	24,727	$312,867

Delta Electronics, Inc. (Taiwan)	63,100	675,985

GDS Holdings, Ltd., ADR (China)*,2	3,450	286,247

Infosys, Ltd., Sponsored ADR (India)	51,169	925,136

Kingsoft Corp., Ltd. (China)[2]	131,428	927,309

MediaTek, Inc. (Taiwan)	39,000	1,634,981

Pagseguro Digital, Ltd., Class A (Brazil)*	7,988	365,371

Samsung Electronics Co., Ltd. (South Korea)	42,567	3,102,516

SK Hynix, Inc. (South Korea)	12,884	1,469,824

Sunny Optical Technology Group Co., Ltd. (China)	16,676	404,262

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	231,632	4,878,083

Tata Consultancy Services, Ltd. (India)	8,460	346,213
Yeahka, Ltd. (China)*,2	45,745	376,158
Total Information Technology		15,704,952
Total Common Stocks
(Cost $45,296,406)		62,305,590

	Principal Amount	Value

Short-Term Investments - 0.4%

Joint Repurchase Agreements - 0.4%[3]

Morgan Stanley & Co. LLC, dated 04/30/21, due 05/03/21, 0.010% total to be received $277,960 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.000%, 04/01/36 - 05/01/51, totaling $283,519)	$277,960	$277,960

Total Short-Term Investments
(Cost $277,960)		277,960

Total Investments - 96.3%
(Cost $45,574,366)		62,583,550

Other Assets, less Liabilities - 3.7%		2,424,398

Net Assets - 100.0%		$65,007,948

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of these securities amounted to $1,967,072 or 3.0% of net assets.

[2]

Some of these securities, amounting to $1,107,000 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

The accompanying notes are an integral part of these financial statements. 11

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2021:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Information Technology	$1,576,754	$14,128,198	—	$15,704,952

Consumer Discretionary	8,730,555	6,359,413	—	15,089,968

Financials	3,238,330	10,896,350	—	14,134,680

Communication Services	3,568,323	3,566,312	—	7,134,635

Consumer Staples	2,460,385	2,080,620	—	4,541,005

Health Care	1,094,449	1,717,683	—	2,812,132

Energy	—	1,977,264	—	1,977,264

Industrials	503,953	407,001	—	910,954

Short-Term Investments

Joint Repurchase Agreements	—	277,960	—	277,960

Total Investments in Securities	$21,172,749	$41,410,801	—	$62,583,550

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2021, was as follows:

Country	% of Long-Term Investments

Brazil	5.2

China	33.9

Cyprus	0.8

Hong Kong	2.2

Hungary	1.2

India	11.3

Indonesia	1.6

Macau	2.8

Mexico	4.6

Netherlands	3.1

Peru	0.5

Country	% of Long-Term Investments

Philippines	1.1

Poland	0.5

Russia	4.1

South Africa	4.1

South Korea	9.1

Taiwan	13.2

Thailand	0.5

Vietnam	0.2

100.0

The accompanying notes are an integral part of these financial statements. 12

AMG GW&K Emerging Wealth Equity Fund Fund Snapshots (unaudited) April 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Discretionary	40.0

Financials	20.5

Information Technology	13.2

Health Care	12.3

Communication Services	6.3

Consumer Staples	3.4

Materials	2.3

Short-Term Investments	1.1

Other Assets Less Liabilities	0.9

TOP TEN HOLDINGS

Security Name	% of Net Assets

Sands China, Ltd. (Macau)	7.3

Trip.com Group, Ltd., ADR (China)	5.7

Infineon Technologies AG (Germany)	4.9

QUALCOMM, Inc.	4.7

Yum China Holdings, Inc. (China)	4.6

HDFC Bank, Ltd., ADR (India)	4.0

AIA Group, Ltd. (Hong Kong)	3.9

Tencent Music Entertainment Group, ADR (China)	3.7

Alibaba Group Holding, Ltd., Sponsored ADR (China)	3.3

Huazhu Group, Ltd., ADR (China)	3.1

Top Ten as a Group	45.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

13

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2021

	Shares	Value

Common Stocks - 98.0%

Communication Services - 6.3%

Kuaishou Technology (China)*,1	24,375	$825,287

Tencent Holdings, Ltd. (China)	67,740	5,403,758

Tencent Music Entertainment Group, ADR (China)*	623,559	10,862,398

The Walt Disney Co. (United States)*	7,668	1,426,401

Total Communication Services		18,517,844

Consumer Discretionary - 40.0%

Alibaba Group Holding, Ltd., Sponsored ADR (China)*	41,531	9,591,584

Eicher Motors, Ltd. (India)*	124,180	4,052,404

Haidilao International Holding, Ltd. (China)[1,2]	499,000	3,228,889

Hermes International (France)	2,514	3,155,350

Huazhu Group, Ltd., ADR (China)*	156,209	9,210,083

JD Health International, Inc. (China)*,1,2	42,400	654,625

Jubilant Foodworks, Ltd. (India)*	159,188	6,201,468

LVMH Moet Hennessy Louis Vuitton SE (France)	4,551	3,428,498

MakeMyTrip, Ltd. (India)*	224,198	6,147,509

Moncler SpA (Italy)*	89,633	5,493,651

New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	136,130	2,077,344

NIKE, Inc., Class B (United States)	21,089	2,796,823

Ozon Holdings PLC, ADR (Cyprus)*	35,970	2,236,974

Sands China, Ltd. (Macau)*	4,521,400	21,395,536

Starbucks Corp. (United States)	7,676	878,825

TAL Education Group, ADR (China)*	56,980	3,245,011

Titan Co., Ltd. (India)	182,530	3,669,141

Trip.com Group, Ltd., ADR (China)*	427,592	16,710,295

Yum China Holdings, Inc. (China)	212,288	13,357,161

Total Consumer Discretionary		117,531,171

Consumer Staples - 3.4%

The Estee Lauder Cos., Inc., Class A (United States)	6,660	2,089,908

Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	50,700	1,323,547

LG Household & Health Care, Ltd. (South Korea)	885	1,222,299

Wal-Mart de Mexico, S.A.B. de CV (Mexico)	373,570	1,225,070

Wuliangye Yibin Co., Ltd., Class A (China)	92,603	4,057,986

Total Consumer Staples		9,918,810

Financials - 20.5%

AIA Group, Ltd. (Hong Kong)	912,500	11,581,976

China International Capital Corp., Ltd., Class H (China)*,1	2,747,400	6,877,939

Credicorp, Ltd. (Peru)	40,638	4,852,177

	Shares	Value

East Money Information Co., Ltd., Class A (China)	446,100	$2,211,682

Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)	1,307,504	7,424,057

HDFC Bank, Ltd., ADR (India)*	167,783	11,791,789

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	66,350	4,001,638

Kotak Mahindra (India)*	390,686	9,198,693

LIC Housing Finance, Ltd. (India)	432,200	2,360,143

Total Financials		60,300,094

Health Care - 12.3%

Alibaba Health Information Technology, Ltd. (Hong Kong)*	1,209,602	3,681,784

China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	1,669,312	6,439,498

CSPC Pharmaceutical Group, Ltd. (China)	2,317,600	2,860,705

Jiangsu Hengrui Medicine Co., Ltd., Class A (China)	175,384	2,271,820

Jinxin Fertility Group, Ltd. (China)[1]	968,000	2,480,403

Lepu Medical Technology Beijing Co., Ltd., Class A (China)	158,800	785,535

Meinian Onehealth Healthcare Holdings Co., Ltd., Class A (China)*	2,530,848	4,797,502

Novo Nordisk A/S, Class B (Denmark)	65,224	4,811,410

Ping An Healthcare and Technology Co., Ltd. (China)*,1,2	413,310	4,822,441

Wuxi Biologics Cayman, Inc. (China)*,1	227,500	3,193,598

Total Health Care		36,144,696

Information Technology - 13.2%

Infineon Technologies AG (Germany)	358,835	14,389,485

Kingsoft Corp., Ltd. (China)	348,000	2,455,362

Mastercard, Inc., Class A (United States)	7,985	3,050,749

OneConnect Financial Technology Co., Ltd., ADR (China)*,2	84,145	1,240,297

QUALCOMM, Inc. (United States)	99,874	13,862,511

SK Hynix, Inc. (South Korea)	19,300	2,201,770

Yeahka, Ltd. (China)*,2	188,800	1,552,489

Total Information Technology		38,752,663

Materials - 2.3%

Asian Paints, Ltd. (India)	178,348	6,098,142

Chr Hansen Holding A/S (Denmark)*	8,523	782,475

Total Materials		6,880,617

Total Common Stocks (Cost $227,025,812)		288,045,895

The accompanying notes are an integral part of these financial statements. 14

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 1.1%

Joint Repurchase Agreements - 1.1%[3]

Bank of America Securities, Inc., dated 04/30/21, due 05/03/21, 0.010% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations, 1.000% -5.500%, 11/01/28 - 05/01/51, totaling $1,020,000)	$1,000,000	$1,000,000

Daiwa Capital Markets America, dated 04/30/21, due 05/03/21, 0.010% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 06/30/21 - 05/01/51, totaling $1,020,000)	1,000,000	1,000,000

Morgan Stanley & Co. LLC, dated 04/30/21, due 05/03/21, 0.010% total to be received $343,259 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.000%, 04/01/36 - 05/01/51, totaling $350,124)	343,259	343,259

	Principal Amount	Value

RBC Dominion Securities, Inc., dated 04/30/21, due 05/03/21, 0.010% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 06/01/21 -12/15/60, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		3,343,259

Total Short-Term Investments
(Cost $3,343,259)		3,343,259

Total Investments - 99.1%
(Cost $230,369,071)		291,389,154

Other Assets, less Liabilities - 0.9%		2,587,217

Net Assets - 100.0%		$293,976,371

*	Non-income producing security.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the value of these securities amounted to $22,083,182 or 7.5% of net assets.

[2]

Some of these securities, amounting to $5,112,550 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2021:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Consumer Discretionary	$66,251,609	$51,279,562	—	$117,531,171

Financials	24,068,023	36,232,071	—	60,300,094

Information Technology	18,153,557	20,599,106	—	38,752,663

Health Care	—	36,144,696	—	36,144,696

Communication Services	13,114,086	5,403,758	—	18,517,844

Consumer Staples	3,314,978	6,603,832	—	9,918,810

Materials	—	6,880,617	—	6,880,617

Short-Term Investments

Joint Repurchase Agreements	—	3,343,259	—	3,343,259

Total Investments in Securities	$124,902,253	$166,486,901	—	$291,389,154

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 15

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at April 30, 2021, was as follows:

Country	% of Long-Term Investments
China	42.5
Cyprus	0.8
Denmark	1.9
France	2.3
Germany	5.0
Hong Kong	6.7
India	17.2
Italy	1.9
Macau	7.4
Mexico	3.0
Peru	1.7
South Korea	1.2
United States	8.4

100.0

The accompanying notes are an integral part of these financial statements. 16

AMG GW&K Small/Mid Cap Growth Fund Fund Snapshots (unaudited) April 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Information Technology	30.1

Health Care	28.1

Industrials	14.8

Consumer Discretionary	14.4

Financials	5.0

Materials	3.6

Real Estate	2.3

Consumer Staples	1.5

Short-Term Investments	1.0

Other Assets Less Liabilities	(0.8)

TOP TEN HOLDINGS

Security Name	% of Net Assets

HubSpot, Inc.	3.6

EPAM Systems, Inc.	3.1

Zebra Technologies Corp., Class A	3.1

Paylocity Holding Corp.	2.8

Burlington Stores, Inc.	2.7

Catalent, Inc.	2.5

Gartner, Inc.	2.2

Brooks Automation, Inc.	2.2

Pool Corp.	2.0

Syneos Health, Inc.	2.0

Top Ten as a Group	26.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

17

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2021

	Shares	Value

Common Stocks - 99.8%

Consumer Discretionary - 14.4%

Bright Horizons Family Solutions, Inc.*	2,204	$319,205

Burlington Stores, Inc.*	3,403	1,110,501

Churchill Downs, Inc.	2,476	523,674

Five Below, Inc.*	2,434	489,891

Grand Canyon Education, Inc.*	5,105	552,820

Lithia Motors, Inc., Class A	1,294	497,388

LKQ Corp.*	10,784	503,721

Pool Corp.	1,939	819,266

Texas Roadhouse, Inc.*	6,955	744,324

Vail Resorts, Inc.*	1,086	353,124

Total Consumer Discretionary		5,913,914

Consumer Staples - 1.5%

Performance Food Group Co.*	5,972	350,556

PriceSmart, Inc.	3,418	287,249

Total Consumer Staples		637,805

Financials - 5.0%

Evercore, Inc., Class A	2,988	418,708

MarketAxess Holdings, Inc.	1,631	796,678

Pinnacle Financial Partners, Inc.	4,455	390,436

Signature Bank	1,858	467,306

Total Financials		2,073,128

Health Care - 28.1%

Acadia Healthcare Co., Inc.*	9,633	586,842

Albireo Pharma, Inc.*	11,144	357,722

Arena Pharmaceuticals, Inc.*	5,665	388,789

Biohaven Pharmaceutical Holding Co., Ltd.*	4,692	352,369

Bio-Rad Laboratories, Inc., Class A*	788	496,543

Catalent, Inc.*	8,984	1,010,431

Chemed Corp.	703	335,057

CryoPort, Inc.*,1	7,770	439,549

Deciphera Pharmaceuticals, Inc.*	9,158	424,657

Emergent BioSolutions, Inc.*	4,852	295,875

Globus Medical, Inc., Class A*	9,231	662,509

Halozyme Therapeutics, Inc.*	8,239	411,538

HealthEquity, Inc.*	7,444	565,521

Horizon Therapeutics PLC*	6,815	644,835

ICU Medical, Inc.*	951	198,065

Integra LifeSciences Holdings Corp.*	7,127	527,968

LHC Group, Inc.*	3,216	669,796

Medpace Holdings, Inc.*	2,740	464,923

Neurocrine Biosciences, Inc.*,1	3,844	363,220

	Shares	Value

Oyster Point Pharma, Inc.*,1	19,496	$402,592

Phathom Pharmaceuticals, Inc.*	8,468	326,187

Syneos Health, Inc.*	9,623	816,512

West Pharmaceutical Services, Inc.	1,600	525,632

Zogenix, Inc.*,1	16,042	303,033

Total Health Care		11,570,165

Industrials - 14.8%

Booz Allen Hamilton Holding Corp.	3,897	323,256

CACI International, Inc., Class A*	1,552	395,543

Dycom Industries, Inc.*	2,233	209,478

Gibraltar Industries, Inc.*	4,043	371,390

Graco, Inc.	6,436	494,285

IAA, Inc.*	8,102	508,887

Ingersoll Rand, Inc.*	10,307	509,269

JELD-WEN Holding, Inc.*	5,252	153,201

Knight-Swift Transportation Holdings, Inc.	6,399	301,521

RBC Bearings, Inc.*	1,621	323,276

Ritchie Bros. Auctioneers, Inc. (Canada)	11,974	761,546

SiteOne Landscape Supply, Inc.*	4,084	732,588

The Toro Co.	4,956	567,957

Woodward, Inc.	3,346	418,283

Total Industrials		6,070,480

Information Technology - 30.1%

Brooks Automation, Inc.	9,074	919,469

Cerence, Inc.*,1	8,374	807,337

Cognex Corp.	8,467	729,178

The Descartes Systems Group, Inc. (Canada)*	6,223	398,645

Entegris, Inc.	5,997	675,142

EPAM Systems, Inc.*	2,785	1,274,834

Gartner, Inc.*	4,730	926,512

HubSpot, Inc.*	2,810	1,479,325

MACOM Technology Solutions Holdings, Inc.*	7,351	416,140

Paylocity Holding Corp.*	5,967	1,153,063

Rapid7, Inc.*,1	9,702	788,288

Rogers Corp.*	1,964	384,630

Silicon Laboratories, Inc.*	3,136	442,019

SS&C Technologies Holdings, Inc.	4,463	331,244

Tyler Technologies, Inc.*	942	400,218

Zebra Technologies Corp., Class A*	2,581	1,258,857

Total Information Technology		12,384,901

Materials - 3.6%

AptarGroup, Inc.	3,152	475,353

Avient Corp.	6,739	342,139

The accompanying notes are an integral part of these financial statements. 18

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 3.6% (continued)

Eagle Materials, Inc.	1,314	$181,516

RPM International, Inc.	4,902	464,906

Total Materials		1,463,914

Real Estate - 2.3%

American Campus Communities, Inc., REIT	4,946	223,609

CoreSite Realty Corp., REIT	1,801	218,803

Sun Communities, Inc., REIT	3,017	503,326

Total Real Estate		945,738

Total Common Stocks
(Cost $37,140,858)		41,060,045

	Principal Amount

Short-Term Investments - 1.0%

Joint Repurchase Agreements - 1.0%[2]

Citigroup Global Markets, Inc., dated 04/30/21, due 05/03/21, 0.010% total to be received $409,985 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 05/15/21 - 04/20/51, totaling $418,185)	$409,985	409,985

Total Short-Term Investments

(Cost $409,985)		409,985

Value

Total Investments - 100.8%
(Cost $37,550,843)	$41,470,030

Other Assets, less Liabilities - (0.8)%	(341,939)

Net Assets - 100.0%	$41,128,091

*	Non-income producing security.
[1]

Some of these securities, amounting to $2,339,811 or 5.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$41,060,045	–	–	$41,060,045
Short-Term Investments
Joint Repurchase Agreements	–	$409,985	–	409,985

Total Investments in Securities	$41,060,045	$409,985	–	$41,470,030

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 19

AMG GW&K Small Cap Value Fund II Fund Snapshots (unaudited) April 30, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Financials	29.9

Industrials	20.2

Consumer Discretionary	14.2

Real Estate	9.0

Health Care	7.1

Materials	5.6

Energy	4.3

Information Technology	4.0

Utilities	3.8

Consumer Staples	3.1

Communication Services	1.9

Other Assets Less Liabilities	(3.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Tenet Healthcare Corp.	2.4

Group 1 Automotive, Inc.	2.4

Central Garden & Pet Co.	2.3

Pacific Premier Bancorp, Inc.	2.2

Walker & Dunlop, Inc.	2.2

Ameris Bancorp	2.2

Independence Realty Trust, Inc.	2.0

Piper Sandler Cos	2.0

Stifel Financial Corp.	2.0

Gray Television, Inc.	1.9

Top Ten as a Group	21.6

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

20

AMG GW&K Small Cap Value Fund II Schedule of Portfolio Investments (unaudited) April 30, 2021

	Shares	Value
Common Stocks - 103.1%

Communication Services - 1.9%

Gray Television, Inc.	155,579	$3,161,365

Consumer Discretionary - 14.2%

Boot Barn Holdings, Inc.*	41,342	2,916,265

Callaway Golf Co.	92,509	2,678,135

Deckers Outdoor Corp.*	6,204	2,098,193

Denny’s Corp.*	152,111	2,880,982

Group 1 Automotive, Inc.	24,603	4,038,828

Johnson Outdoors, Inc., Class A	19,001	2,694,532

MDC Holdings, Inc.	23,844	1,398,689

Patrick Industries, Inc.	27,630	2,475,648

Stoneridge, Inc.*	73,931	2,458,206

Total Consumer Discretionary		23,639,478

Consumer Staples - 3.1%

BJ’s Wholesale Club Holdings, Inc.*	31,804	1,420,685

Central Garden & Pet Co.*	69,235	3,748,383

Total Consumer Staples		5,169,068

Energy - 4.3%

Magnolia Oil & Gas Corp., Class A*	141,484	1,593,110

Matador Resources Co.	78,254	2,058,862

ProPetro Holding Corp.*	132,329	1,274,328

Renewable Energy Group, Inc.*,1	22,942	1,273,740

Solaris Oilfield Infrastructure, Inc., Class A	95,136	1,040,788

Total Energy		7,240,828

Financials - 29.9%

Ameris Bancorp	67,273	3,638,797

Atlantic Union Bankshares Corp.	80,501	3,112,974

Cathay General Bancorp	51,932	2,102,207

City Holding Co.	22,993	1,779,658

Community Bank System, Inc.	37,380	2,901,809

Enterprise Financial Services Corp.	44,201	2,171,595

Federal Agricultural Mortgage Corp., Class C	21,022	2,162,323

First Financial Bancorp	84,211	2,064,012

First Interstate BancSystem, Inc., Class A	45,242	2,125,017

Flagstar Bancorp, Inc.	50,430	2,347,012

International Bancshares Corp.	51,807	2,455,134

James River Group Holdings, Ltd. (Bermuda)	33,637	1,584,639

OceanFirst Financial Corp.	123,061	2,813,174

Pacific Premier Bancorp, Inc.	84,423	3,717,145

Piper Sandler Cos	28,252	3,276,950

Selective Insurance Group, Inc.	40,113	3,054,204

Stifel Financial Corp.	47,139	3,261,547

	Shares	Value

Walker & Dunlop, Inc.	32,953	$3,652,840

WesBanco, Inc.	42,529	1,543,377

Total Financials		49,764,414

Health Care - 7.1%

Apollo Medical Holdings, Inc.*	65,046	1,931,216

Covetrus, Inc.*	51,561	1,477,223

Emergent BioSolutions, Inc.*	14,883	907,565

Integer Holdings Corp.*	21,030	1,974,296

Supernus Pharmaceuticals, Inc.*	45,610	1,388,825

Tenet Healthcare Corp.*	68,463	4,057,117

Total Health Care		11,736,242

Industrials - 20.2%

Allegiant Travel Co.*	5,210	1,228,153

American Woodmark Corp.*	19,027	1,892,425

Atkore, Inc.*	25,427	1,990,426

CACI International, Inc., Class A*	10,009	2,550,894

CBIZ, Inc.*	61,486	2,065,315

Columbus McKinnon Corp.	63,293	3,133,636

Comfort Systems USA, Inc.	25,412	2,092,932

Douglas Dynamics, Inc.	56,341	2,520,133

Federal Signal Corp.	76,063	3,151,290

Gibraltar Industries, Inc.*	27,138	2,492,897

ICF International, Inc.	27,791	2,530,648

Lydall, Inc.*	54,495	2,008,141

Primoris Services Corp.	57,125	1,865,703

SkyWest, Inc.*	38,529	1,913,350

UFP Industries, Inc.	25,438	2,137,810

Total Industrials		33,573,753

Information Technology - 4.0%

American Software, Inc., Class A	65,357	1,352,236

Power Integrations, Inc.	17,824	1,476,006

Silicon Laboratories, Inc.*	11,188	1,576,949

Viavi Solutions, Inc.*	136,506	2,233,238

Total Information Technology		6,638,429

Materials - 5.6%

Minerals Technologies, Inc.	26,499	2,070,632

Orion Engineered Carbons, S.A. (Luxembourg)*	129,047	2,562,874

Schnitzer Steel Industries, Inc., Class A	65,554	3,094,804

Worthington Industries, Inc.	24,447	1,595,411

Total Materials		9,323,721

Real Estate - 9.0%

Agree Realty Corp., REIT	30,300	2,131,908

Four Corners Property Trust, Inc., REIT	93,538	2,700,442

The accompanying notes are an integral part of these financial statements. 21

AMG GW&K Small Cap Value Fund II Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 9.0% (continued)

Getty Realty Corp., REIT	76,513	$2,416,281

Independence Realty Trust, Inc., REIT	199,294	3,356,111

Lexington Realty Trust, REIT	105,794	1,294,919

Summit Hotel Properties, Inc., REIT *	136,326	1,386,435

Xenia Hotels & Resorts, Inc., REIT *	90,817	1,764,574

Total Real Estate		15,050,670

Utilities - 3.8%

IDACORP, Inc.	22,950	2,351,916

	Shares	Value

NorthWestern Corp.	32,582	$2,216,553

Southwest Gas Holdings, Inc.	24,975	1,741,257

Total Utilities		6,309,726

Total Common Stocks (Cost $159,618,083)		171,607,694

Total Investments - 103.1% (Cost $159,618,083)		171,607,694

Other Assets, less Liabilities - (3.1)%		(5,136,781)

Net Assets - 100.0%		$166,470,913

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,260,970 or 0.8% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2021:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$171,607,694	—	—	$171,607,694

Total Investments in Securities	$171,607,694	—	—	$171,607,694

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2021, there were no transfers in or out of Level 3

The accompanying notes are an integral part of these financial statements. 22

Statement of Assets and Liabilities (unaudited) April 30, 2021

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund	AMG GW&K Small Cap Value Fund II
Assets:

Investments at value[1] (including securities on loan valued at $0, $1,107,000, $5,112,550, $2,339,811, and $1,260,970, respectively)	$190,078,448	$62,583,550	$291,389,154	$41,470,030	$171,607,694

Cash	6,927,728	1,976,833	5,534,827	191,097	—

Foreign currency[2]	—	488,596	490,263	—	—

Receivable for investments sold	—	—	—	—	3,009,122

Dividend and interest receivables	1,185,065	62,866	264,607	4,232	23,908

Securities lending income receivable	—	664	1,774	—	—

Receivable for Fund shares sold	9,048	264,401	198,068	1,249	48,588

Receivable from affiliate	10,214	—	—	9,604	10,168

Prepaid expenses and other assets	14,598	4,593	30,765	14,196	27,488

Total assets	198,225,101	65,381,503	297,909,458	41,690,408	174,726,968

Liabilities:

Payable upon return of securities loaned	—	277,960	3,343,259	409,985	—

Payable for Fund shares repurchased	113,633	14,960	176,434	78,023	7,379,273

Payable for foreign capital gains tax	—	—	197,574	—	—

Due to custodian	—	—	—	—	664,031

Accrued expenses:

Investment advisory and management fees	48,883	29,860	132,237	30,224	135,883

Administrative fees	24,441	8,006	36,065	5,037	22,647

Distribution fees	382	108	399	4,951	2,306

Shareholder service fees	12,094	1,919	5,281	2,351	7,054

Other	74,072	40,742	41,838	31,746	44,861

Total liabilities	273,505	373,555	3,933,087	562,317	8,256,055

Net Assets	$197,951,596	$65,007,948	$293,976,371	$41,128,091	$166,470,913

[1] Investments at cost	$184,896,438	$45,574,366	$230,369,071	$37,550,843	$159,618,083

[2] Foreign currency at cost	—	$489,061	$490,263	—	—

The accompanying notes are an integral part of these financial statements. 23

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund	AMG GW&K Small Cap Value Fund II
Net Assets Represent:

Paid-in capital	$189,494,761	$46,440,148	$226,027,402	$39,527,637	$169,699,043

Total distributable earnings (loss)	8,456,835	18,567,800	67,948,969	1,600,454	(3,228,130)

Net Assets	$197,951,596	$65,007,948	$293,976,371	$41,128,091	$166,470,913

Class N:

Net Assets	$1,861,680	$469,979	$1,837,042	$34,578,812	$6,043,659

Shares outstanding	173,452	41,233	117,816	2,169,612	446,495

Net asset value, offering and redemption price per share	$10.73	$11.40	$15.59	$15.94	$13.54

Class I:

Net Assets	$192,137,819	$27,744,373	$42,791,686	$6,549,279	$98,037,044

Shares outstanding	17,894,652	2,459,900	2,720,373	395,208	7,101,131

Net asset value, offering and redemption price per share	$10.74	$11.28	$15.73	$16.57	$13.81

Class Z:

Net Assets	$3,952,097	$36,793,596	$249,347,643	—	$62,390,210

Shares outstanding	368,287	3,280,502	15,886,672	—	4,524,059

Net asset value, offering and redemption price per share	$10.73	$11.22	$15.70	—	$13.79

The accompanying notes are an integral part of these financial statements. 24

Statement of Operations (unaudited) For the six months ended April 30, 2021

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Markets Equity Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Small/Mid Cap Growth Fund	AMG GW&K Small Cap Value Fund II
Investment Income:
Dividend income	$97	$287,923 [1]	$751,091	$30,476	$1,167,067
Interest income	2,149,715	—	—	—	—
Securities lending income	—	1,668	9,709	5,294	4,940
Foreign withholding tax	—	(44,000)	(65,673)	—	—
Total investment income	2,149,812	245,591	695,127	35,770	1,172,007
Expenses:
Investment advisory and management fees	302,839	155,176	733,034	192,364	978,087
Administrative fees	151,419	42,321	199,918	32,061	163,015
Distribution fees - Class N	2,273	656	2,433	31,880	30,012
Shareholder servicing fees - Class N	1,364	393	1,460	12,214	8,186
Shareholder servicing fees - Class I	73,608	9,957	21,783	2,748	50,781
Professional fees	27,422	18,222	23,284	12,335	16,415
Reports to shareholders	21,235	4,272	8,163	8,336	16,216
Registration fees	15,910	16,747	29,278	14,282	23,300
Custodian fees	12,719	29,961	42,049	9,239	13,861
Transfer agent fees	10,202	1,264	3,562	4,255	2,806
Trustee fees and expenses	8,763	2,362	10,230	1,830	9,123
Interest expense	—	—	—	166	9,082
Miscellaneous	4,331	1,957	2,955	2,011	8,804
Total expenses before offsets	632,085	283,288	1,078,149	323,721	1,329,688
Expense reimbursements	(70,298)	(26,822)	—	(56,563)	(56,058)
Expense reductions	—	—	—	(1,451)	(48,699)
Fee waivers	—	(297)	—	—	—
Net expenses	561,787	256,169	1,078,149	265,707	1,224,931

Net investment income (loss)	1,588,025	(10,578)	(383,022)	(229,937)	(52,924)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,700,824	2,651,323	11,267,774	14,756,741	66,586,774
Net realized gain (loss) on foreign currency transactions	—	4,897	(47,303)	—	—
Net change in unrealized appreciation/depreciation on investments	(6,745,394)	6,793,290	25,776,780	(3,380,429)	14,347,231
Net change in unrealized appreciation/depreciation on foreign currency translations	—	(2,708)	(94,605)	—	—
Net realized and unrealized gain (loss)	(3,044,570)	9,446,802	36,902,646	11,376,312	80,934,005

Net increase (decrease) in net assets resulting from operations	$(1,456,545)	$9,436,224	$36,519,624	$11,146,375	$80,881,081

[1]	Includes non-recurring dividends of $54,159.

The accompanying notes are an integral part of these financial statements. 25

Statements of Changes in Net Assets For the six months ended April 30, 2021 (unaudited) and the fiscal year ended October 31, 2020

	AMG GW&K Core Bond ESG Fund		AMG GW&K Emerging Markets Equity Fund		AMG GW&K Emerging Wealth Equity Fund

	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$1,588,025	$4,276,093	$(10,578)	$243,007	$(383,022)	$55,701

Net realized gain (loss) on investments	3,700,824	3,844,884	2,656,220	1,747,550	11,220,471	(3,363,890)

Net change in unrealized appreciation/depreciation on investments	(6,745,394)	3,478,614	6,790,582	1,505,399	25,682,175	24,585,666
Net increase (decrease) in net assets resulting from operations	(1,456,545)	11,599,591	9,436,224	3,495,956	36,519,624	21,277,477
Distributions to Shareholders:

Class N	(11,429)	(27,152)	(17,233)	(26,892)	—	(55,712)

Class I	(1,546,890)	(4,226,935)	(1,069,474)	(1,090,353)	—	(219,919)

Class Z	(31,370)	(77,096)	(1,249,608)	(1,569,541)	(35,421)	(3,346,538)
Total distributions to shareholders	(1,589,689)	(4,331,183)	(2,336,315)	(2,686,786)	(35,421)	(3,622,169)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(7,081,697)	(16,453,440)	14,053,680	(13,302,131)	47,208,096	79,224,668

Total increase (decrease) in net assets	(10,127,931)	(9,185,032)	21,153,589	(12,492,961)	83,692,299	96,879,976
Net Assets:

Beginning of period	208,079,527	217,264,559	43,854,359	56,347,320	210,284,072	113,404,096
End of period	$197,951,596	$208,079,527	$65,007,948	$43,854,359	$293,976,371	$210,284,072

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements. 26

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2021 (unaudited) and the fiscal year ended October 31, 2020

	AMG GW&K Small/Mid Cap Growth Fund		AMG GW&K Small Cap Value Fund II

	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$(229,937)	$(314,735)	$(52,924)	$489,573

Net realized gain (loss) on investments	14,756,741	4,712,131	66,586,774	(9,161,963)

Net change in unrealized appreciation/depreciation on investments	(3,380,429)	2,853,559	14,347,231	(19,170,573)
Net increase (decrease) in net assets resulting from operations	11,146,375	7,250,955	80,881,081	(27,842,963)
Distributions to Shareholders:

Class N	(15,072,357)	—	(3,488,207)	(661,535)

Class I	(3,222,602)	—	(46,711,495)	(4,033,106)

Class Z	—	—	(21,602,353)	(958,145)
Total distributions to shareholders	(18,294,959)	—	(71,802,055)	(5,652,786)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	12,885,209	(17,184,417)	(20,401,597)	(13,237,379)

Total increase (decrease) in net assets	5,736,625	(9,933,462)	(11,322,571)	(46,733,128)
Net Assets:

Beginning of period	35,391,466	45,324,928	177,793,484	224,526,612
End of period	$41,128,091	$35,391,466	$166,470,913	$177,793,484

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements. 27

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class N	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$10.90	$10.53	$9.67	$10.14	$10.26	$10.23

Income (loss) from Investment Operations:

Net investment income[2,3]	0.07	0.18	0.21	0.18	0.18	0.16

Net realized and unrealized gain (loss) on investments	(0.17)	0.37	0.86	(0.46)	(0.12)	0.28

Total income (loss) from investment operations	(0.10)	0.55	1.07	(0.28)	0.06	0.44

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.18)	(0.21)	(0.19)	(0.18)	(0.17)

Net realized gain on investments	—	—	—	—	—	(0.24)

Total distributions to shareholders	(0.07)	(0.18)	(0.21)	(0.19)	(0.18)	(0.41)

Net Asset Value, End of Period	$10.73	$10.90	$10.53	$9.67	$10.14	$10.26

Total Return[3,4]	(0.94)%[5]	5.31%	11.20%	(2.79)%	0.57%	4.44%

Ratio of net expenses to average net assets	0.88%[6]	0.88%	0.88%	0.88%	0.88%	0.88%

Ratio of gross expenses to average net assets[7]	0.95%[6]	0.96%	0.95%	0.93%	0.93%	0.97%

Ratio of net investment income to average net assets[3]	1.25%[6]	1.69%	2.10%	1.88%	1.75%	1.51%

Portfolio turnover	30%[5]	56%	48%	17%	18%	48%

Net assets end of period (000’s) omitted	$1,862	$1,905	$1,255	$502	$146	$293

28

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class I	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$10.90	$10.54	$9.67	$10.15	$10.27	$10.24

Income (loss) from Investment Operations:

Net investment income[2,3]	0.09	0.22	0.24	0.22	0.21	0.21

Net realized and unrealized gain (loss) on investments	(0.16)	0.36	0.88	(0.48)	(0.12)	0.26

Total income (loss) from investment operations	(0.07)	0.58	1.12	(0.26)	0.09	0.47

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.22)	(0.25)	(0.22)	(0.21)	(0.20)

Net realized gain on investments	—	—	—	—	—	(0.24)

Total distributions to shareholders	(0.09)	(0.22)	(0.25)	(0.22)	(0.21)	(0.44)

Net Asset Value, End of Period	$10.74	$10.90	$10.54	$9.67	$10.15	$10.27

Total Return[3,4]	(0.69)%[5]	5.55%	11.70%	(2.59)%	0.91%	4.79%

Ratio of net expenses to average net assets	0.55%[6]	0.55%	0.55%	0.56%	0.55%	0.55%

Ratio of gross expenses to average net assets[7]	0.62%[6]	0.63%	0.62%	0.61%	0.60%	0.65%

Ratio of net investment income to average net assets[3]	1.58%[6]	2.01%	2.42%	2.20%	2.08%	2.01%

Portfolio turnover	30%[5]	56%	48%	17%	18%	48%

Net assets end of period (000’s) omitted	$192,138	$202,363	$212,801	$264,795	$325,855	$414,400

29

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class Z	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$10.90	$10.53	$9.67	$10.14	$10.26	$10.23

Income (loss) from Investment Operations:

Net investment income[2,3]	0.09	0.22	0.25	0.23	0.22	0.19

Net realized and unrealized gain (loss) on investments	(0.17)	0.38	0.87	(0.47)	(0.12)	0.29

Total income (loss) from investment operations	(0.08)	0.60	1.12	(0.24)	0.10	0.48

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.23)	(0.26)	(0.23)	(0.22)	(0.21)

Net realized gain on investments	—	—	—	—	—	(0.24)

Total distributions to shareholders	(0.09)	(0.23)	(0.26)	(0.23)	(0.22)	(0.45)

Net Asset Value, End of Period	$10.73	$10.90	$10.53	$9.67	$10.14	$10.26

Total Return[3,4]	(0.75)%[5]	5.73%	11.71%	(2.42)%	0.98%	4.85%

Ratio of net expenses to average net assets	0.48%[6]	0.48%	0.48%	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[7]	0.55%[6]	0.56%	0.55%	0.53%	0.53%	0.58%

Ratio of net investment income to average net assets[3]	1.65%[6]	2.09%	2.50%	2.28%	2.15%	1.88%

Portfolio turnover	30%[5]	56%	48%	17%	18%	48%

Net assets end of period (000’s) omitted	$3,952	$3,812	$3,208	$5,005	$5,590	$5,668

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

30

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class N	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$9.73	$9.52	$8.61	$10.11	$7.91	$7.23

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.02)[4]	0.01	0.14	0.11	0.09	0.06

Net realized and unrealized gain (loss) on investments	2.10	0.70	1.04	(1.54)	2.18	0.66

Total income (loss) from investment operations	2.08	0.71	1.18	(1.43)	2.27	0.72

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.06)	(0.17)	(0.07)	(0.07)	(0.04)

Net realized gain on investments	(0.34)	(0.44)	(0.10)	—	—	—

Total distributions to shareholders	(0.41)	(0.50)	(0.27)	(0.07)	(0.07)	(0.04)

Net Asset Value, End of Period	$11.40	$9.73	$9.52	$8.61	$10.11	$7.91

Total Return[3]	21.58%[5,6]	7.55%[6]	13.94%[6]	(14.24)%[6]	28.97%[6]	10.01%

Ratio of net expenses to average net assets	1.27%[7]	1.34%	1.30%	1.27%	1.31%	1.44%

Ratio of gross expenses to average net assets[8]	1.37%[7]	1.52%	1.30%	1.27%	1.31%	1.44%

Ratio of net investment income (loss) to average net assets[3]	(0.40)%[7]	0.13%	1.52%	1.12%	1.08%	0.81%

Portfolio turnover	18%[5]	40%	123%	24%	29%	33%

Net assets end of period (000’s) omitted	$470	$412	$520	$289	$350	$497

31

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class I	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$9.69	$9.48	$8.60	$10.11	$7.90	$7.19

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.00)[4,9]	0.04	0.17	0.13	0.12	0.08

Net realized and unrealized gain (loss) on investments	2.08	0.69	1.04	(1.53)	2.18	0.67

Total income (loss) from investment operations	2.08	0.73	1.21	(1.40)	2.30	0.75

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.08)	(0.23)	(0.11)	(0.09)	(0.04)

Net realized gain on investments	(0.34)	(0.44)	(0.10)	—	—	—

Total distributions to shareholders	(0.49)	(0.52)	(0.33)	(0.11)	(0.09)	(0.04)

Net Asset Value, End of Period	$11.28	$9.69	$9.48	$8.60	$10.11	$7.90

Total Return[3,6]	21.67%[5]	7.91%	14.34%	(13.94)%	29.34%	10.48%

Ratio of net expenses to average net assets	0.95%[7]	1.01%	0.97%	0.99%	1.03%	1.07%

Ratio of gross expenses to average net assets[8]	1.05%[7]	1.19%	0.97%	0.99%	1.03%	1.07%

Ratio of net investment income (loss) to average net assets[3]	(0.08)%[7]	0.47%	1.85%	1.40%	1.36%	1.14%

Portfolio turnover	18%[5]	40%	123%	24%	29%	33%

Net assets end of period (000’s) omitted	$27,744	$19,251	$24,100	$11,210	$2,207	$1,271

32

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class Z	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$9.64	$9.43	$8.56	$10.06	$7.86	$7.20

Income (loss) from Investment Operations:

Net investment income[2,3]	0.00 [4,9]	0.05	0.18	0.15	0.13	0.09

Net realized and unrealized gain (loss) on investments	2.07	0.69	1.02	(1.53)	2.16	0.65

Total income (loss) from investment operations	2.07	0.74	1.20	(1.38)	2.29	0.74

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.09)	(0.23)	(0.12)	(0.09)	(0.08)

Net realized gain on investments	(0.34)	(0.44)	(0.10)	—	—	—

Total distributions to shareholders	(0.49)	(0.53)	(0.33)	(0.12)	(0.09)	(0.08)

Net Asset Value, End of Period	$11.22	$9.64	$9.43	$8.56	$10.06	$7.86

Total Return[3]	21.77%[5,6]	8.01%[6]	14.39%[6]	(13.88)%[6]	29.62%[6]	10.52%

Ratio of net expenses to average net assets	0.87%[7]	0.94%	0.90%	0.87%	0.88%	0.94%

Ratio of gross expenses to average net assets[8]	0.97%[7]	1.12%	0.90%	0.87%	0.88%	0.94%

Ratio of net investment income to average net assets[3]	0.00%[7,10]	0.53%	1.92%	1.52%	1.51%	1.25%

Portfolio turnover	18%[5]	40%	123%	24%	29%	33%

Net assets end of period (000’s) omitted	$36,794	$24,191	$31,727	$133,688	$130,828	$102,086

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.03), $(0.02), and $(0.01) for Class N, Class I and Class Z, respectively.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Less than $0.005 or $(0.005) per share.
[10]	Less than 0.005%.

33

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class N	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$13.28	$11.93	$10.38	$12.94	$10.13	$9.34

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.05)	(0.04)	0.10	0.06	0.05	0.05

Net realized and unrealized gain (loss) on investments	2.36	1.72	1.95	(1.88)	2.80	0.74

Total income (loss) from investment operations	2.31	1.68	2.05	(1.82)	2.85	0.79

Less Distributions to Shareholders from:

Net investment income	—	(0.06)	(0.06)	(0.05)	(0.04)	—

Net realized gain on investments	—	(0.27)	(0.44)	(0.69)	—	—

Total distributions to shareholders	—	(0.33)	(0.50)	(0.74)	(0.04)	—

Net Asset Value, End of Period	$15.59	$13.28	$11.93	$10.38	$12.94	$10.13

Total Return[3,4]	17.39%[5]	14.37%	20.82%	(15.16)%	28.31%	8.46%

Ratio of net expenses to average net assets	1.19%[6]	1.26%	1.37%[7]	1.45%[7,8]	1.45%[7,8]	1.44%

Ratio of gross expenses to average net assets[9]	1.19%[6]	1.26%	1.37%[7]	1.45%[7]	1.45%[7]	1.53%

Ratio of net investment income (loss) to average net assets[3]	(0.67)%[6]	(0.35)%	0.93%	0.49%	0.45%	0.51%

Portfolio turnover	18%[5]	37%	40%	37%	68%	58%

Net assets end of period (000’s) omitted	$1,837	$1,716	$2,007	$1,940	$10	$10

34

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class I	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$13.38	$12.03	$10.44	$12.96	$10.14	$9.34

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.03)	(0.01)	0.14	0.09	0.08	0.07

Net realized and unrealized gain (loss) on investments	2.38	1.73	1.96	(1.88)	2.81	0.75

Total income (loss) from investment operations	2.35	1.72	2.10	(1.79)	2.89	0.82

Less Distributions to Shareholders from:

Net investment income	—	(0.10)	(0.07)	(0.04)	(0.07)	(0.02)

Net realized gain on investments	—	(0.27)	(0.44)	(0.69)	—	—

Total distributions to shareholders	—	(0.37)	(0.51)	(0.73)	(0.07)	(0.02)

Net Asset Value, End of Period	$15.73	$13.38	$12.03	$10.44	$12.96	$10.14

Total Return[3,4]	17.56%[5]	14.63%	21.15%	(14.89)%	28.73%	8.77%

Ratio of net expenses to average net assets	0.92%[6]	0.97%	1.08%[7]	1.19%[7,8]	1.12%[7,8]	1.16%

Ratio of gross expenses to average net assets[9]	0.92%[6]	0.97%	1.08%[7]	1.19%[7]	1.16%[7]	1.24%

Ratio of net investment income (loss) to average net assets[3]	(0.40)%[6]	(0.06)%	1.22%	0.75%	0.78%	0.79%

Portfolio turnover	18%[5]	37%	40%	37%	68%	58%

Net assets end of period (000’s) omitted	$42,792	$22,813	$6,328	$2,539	$1,646	$16,639

35

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class Z	(unaudited)	2020	2019	2018	2017	2016[1]

Net Asset Value, Beginning of Period	$13.34	$11.99	$10.41	$12.97	$10.15	$9.35

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.02)	0.01	0.15	0.11	0.10	0.09

Net realized and unrealized gain (loss) on investments	2.38	1.72	1.96	(1.89)	2.80	0.74

Total income (loss) from investment operations	2.36	1.73	2.11	(1.78)	2.90	0.83

Less Distributions to Shareholders from:

Net investment income	(0.00)[10]	(0.11)	(0.09)	(0.09)	(0.08)	(0.03)

Net realized gain on investments	—	(0.27)	(0.44)	(0.69)	—	—

Total distributions to shareholders	(0.00)[10]	(0.38)	(0.53)	(0.78)	(0.08)	(0.03)

Net Asset Value, End of Period	$15.70	$13.34	$11.99	$10.41	$12.97	$10.15

Total Return[3,4]	17.64%[5]	14.75%	21.34%	(14.87)%	28.86%	8.86%

Ratio of net expenses to average net assets	0.79%[6]	0.86%	0.97%[7]	1.05%[7,8]	1.05%[7,8]	1.05%

Ratio of gross expenses to average net assets[9]	0.79%[6]	0.86%	0.97%[7]	1.05%[7]	1.05%[7]	1.15%

Ratio of net investment income (loss) to average net assets[3]	(0.27)%[6]	0.05%	1.33%	0.89%	0.85%	0.94%

Portfolio turnover	18%[5]	37%	40%	37%	68%	58%

Net assets end of period (000’s) omitted	$249,348	$185,755	$105,069	$60,443	$59,500	$30,777

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.02%, 0.07% and 0.04% for the fiscal years ended October 31, 2019, 2018 and 2017, respectively.
[8]	Includes reduction from broker recapture amounting to less than 0.01%.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than $(0.005) per share.

36

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class N	(unaudited)	2020	2019	2018	2017	2016

Net Asset Value, Beginning of Period	$21.14	$17.02	$16.90	$15.30	$12.19	$14.47

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.13)	(0.17)	(0.08)	(0.12)	(0.09)[3]	(0.11)

Net realized and unrealized gain (loss) on investments	5.97	4.29	0.20	1.72	3.20	(2.17)

Total income (loss) from investment operations	5.84	4.12	0.12	1.60	3.11	(2.28)

Less Distributions to Shareholders from:

Net realized gain on investments	(11.04)	—	—	—	—	(0.00)[4]

Net Asset Value, End of Period	$15.94	$21.14	$17.02	$16.90	$15.30	$12.19

Total Return[2,5]	32.30%[6]	24.27%	0.71%	10.46%	25.51%	(15.74)%

Ratio of net expenses to average net assets	1.28%[7,8]	1.29%[8,9]	1.30%[8]	1.31%[8]	1.23%[8]	1.35%

Ratio of gross expenses to average net assets[10]	1.54%[7]	1.60%	1.47%	1.43%	1.36%	1.51%

Ratio of net investment loss to average net assets[2]	(1.11)%[7]	(0.92)%	(0.48)%	(0.73)%	(0.65)%	(1.00)%

Portfolio turnover	152%[6]	126%	138%	161%	151%	138%

Net assets end of period (000’s) omitted	$34,579	$28,908	$30,717	$37,232	$45,902	$53,816

37

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class I	(unaudited)	2020	2019	2018	2017	2016

Net Asset Value, Beginning of Period	$21.60	$17.35	$17.20	$15.54	$12.36	$14.64

Income (loss) from Investment Operations:

Net investment loss[1,2]	(0.11)	(0.14)	(0.05)	(0.09)	(0.07)[3]	(0.08)

Net realized and unrealized gain (loss) on investments	6.12	4.39	0.20	1.75	3.25	(2.20)

Total income (loss) from investment operations	6.01	4.25	0.15	1.66	3.18	(2.28)

Less Distributions to Shareholders from:

Net realized gain on investments	(11.04)	—	—	—	—	(0.00)[4]

Net Asset Value, End of Period	$16.57	$21.60	$17.35	$17.20	$15.54	$12.36

Total Return[2,5]	32.40%[6]	24.48%	0.93%	10.68%	25.73%	(15.56)%

Ratio of net expenses to average net assets	1.10%[7,8]	1.10%[8,9]	1.10%[8]	1.10%[8]	1.05%[8]	1.10%

Ratio of gross expenses to average net assets[10]	1.36%[7]	1.41%	1.27%	1.22%	1.18%	1.25%

Ratio of net investment loss to average net assets[2]	(0.93)%[7]	(0.73)%	(0.28)%	(0.52)%	(0.47)%	(0.59)%

Portfolio turnover	152%[6]	126%	138%	161%	151%	138%

Net assets end of period (000’s) omitted	$6,549	$6,483	$14,608	$65,802	$79,652	$58,020

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.11) and $(0.09) for Class N and Class I shares, respectively.
[4]	Less than $(0.005) per share.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2021, 0.01%, less than 0.01%, 0.01% and 0.01% for the fiscal years ended 2020, 2019, 2018 and 2017, respectively.

[9]	Includes interest expense of 0.01%.
[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

38

AMG GW&K Small Cap Value Fund II Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class N	(unaudited)	2020	2019	2018	2017	2016

Net Asset Value, Beginning of Period	$13.54	$15.97	$16.69	$19.28	$15.43	$15.20

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.02)	0.00 [3]	0.02	(0.04)	(0.02)	0.02

Net realized and unrealized gain (loss) on investments	6.01	(2.06)	0.82	(1.07)	4.00	0.80

Total income (loss) from investment operations	5.99	(2.06)	0.84	(1.11)	3.98	0.82

Less Distributions to Shareholders from:

Net investment income	(0.00)[3]	(0.02)	(0.00)[3]	—	—	(0.04)

Net realized gain on investments	(5.99)	(0.35)	(1.56)	(1.48)	(0.13)	(0.55)

Total distributions to shareholders	(5.99)	(0.37)	(1.56)	(1.48)	(0.13)	(0.59)

Net Asset Value, End of Period	$13.54	$13.54	$15.97	$16.69	$19.28	$15.43

Total Return[2,4]	46.93%[5]	(13.25)%	6.85%	(6.43)%	25.83%	5.73%

Ratio of net expenses to average net assets	1.39%[6,7]	1.36%[7]	1.37%[7]	1.37%[7]	1.37%[7]	1.40%

Ratio of gross expenses to average net assets[8]	1.46%[6]	1.45%	1.46%	1.43%	1.43%	1.45%

Ratio of net investment income (loss) to average net assets[2]	(0.32)%[6]	0.03%	0.13%	(0.19)%	(0.12)%	0.16%

Portfolio turnover	118%[5]	30%	20%	34%	40%	32%

Net assets end of period (000’s) omitted	$6,044	$21,727	$28,847	$12,745	$25,451	$20,228

39

AMG GW&K Small Cap Value Fund II Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended October 31,
	April 30, 2021
Class I	(unaudited)	2020	2019	2018	2017	2016

Net Asset Value, Beginning of Period	$13.73	$16.19	$16.87	$19.44	$15.56	$15.30

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.00)[3]	0.04	0.06	0.01	0.02	0.06

Net realized and unrealized gain (loss) on investments	6.10	(2.09)	0.84	(1.08)	4.03	0.81

Total income (loss) from investment operations	6.10	(2.05)	0.90	(1.07)	4.05	0.87

Less Distributions to Shareholders from:

Net investment income	(0.03)	(0.06)	(0.02)	(0.02)	(0.04)	(0.06)

Net realized gain on investments	(5.99)	(0.35)	(1.56)	(1.48)	(0.13)	(0.55)

Total distributions to shareholders	(6.02)	(0.41)	(1.58)	(1.50)	(0.17)	(0.61)

Net Asset Value, End of Period	$13.81	$13.73	$16.19	$16.87	$19.44	$15.56

Total Return[2,4]	47.14%[5]	(13.04)%	7.14%	(6.16)%	26.07%	6.04%

Ratio of net expenses to average net assets	1.13%[6,7]	1.12%[7]	1.12%[7]	1.13%[7]	1.12%[7]	1.15%

Ratio of gross expenses to average net assets[8]	1.20%[6]	1.21%	1.21%	1.19%	1.18%	1.21%

Ratio of net investment income (loss) to average net assets[2]	(0.06)%[6]	0.27%	0.38%	0.05%	0.12%	0.40%

Portfolio turnover	118%[5]	30%	20%	34%	40%	32%

Net assets end of period (000’s) omitted	$98,037	$121,400	$159,069	$191,477	$241,626	$181,964

40

AMG GW&K Small Cap Value Fund II Financial Highlights For a share outstanding throughout each fiscal period

					For the fiscal
	For the six				period ended
	months ended	For the fiscal year ended October 31,			October 31,
	April 30, 2021
Class Z	(unaudited)	2020	2019	2018	2017[9]

Net Asset Value, Beginning of Period	$13.72	$16.18	$16.87	$19.45	$19.24

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.00 [3]	0.05	0.07	0.02	(0.01)

Net realized and unrealized gain (loss) on investments	6.09	(2.09)	0.83	(1.09)	0.22

Total income (loss) from investment operations	6.09	(2.04)	0.90	(1.07)	0.21

Less Distributions to Shareholders from:

Net investment income	(0.03)	(0.07)	(0.03)	(0.03)	—

Net realized gain on investments	(5.99)	(0.35)	(1.56)	(1.48)	—

Total distributions to shareholders	(6.02)	(0.42)	(1.59)	(1.51)	—

Net Asset Value, End of Period	$13.79	$13.72	$16.18	$16.87	$19.45

Total Return[2,4]	47.20%[5]	(12.99)%	7.20%	(6.14)%	1.09%[5]

Ratio of net expenses to average net assets	1.06%[6,7]	1.05%[7]	1.05%[7]	1.06%[7]	1.08%[6,7]

Ratio of gross expenses to average net assets[8]	1.13%[6]	1.14%	1.14%	1.12%	1.08%[6]

Ratio of net investment income (loss) to average net assets[2]	0.01%[6]	0.34%	0.45%	0.12%	(0.44)%[6]

Portfolio turnover	118%[5]	30%	20%	34%	40%[5]

Net assets end of period (000’s) omitted	$62,390	$34,666	$36,610	$33,273	$206

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Less than $0.005 per share or $(0.005) per share.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]

Includes reduction from broker recapture amounting to 0.02% for the six months ended April 30, 2021, 0.03%, 0.03% and 0.02% for the fiscal years ended 2020, 2019, 2018, respectively, and 0.03%, 0.03% and 0.01% for Class N, Class I and Class Z, respectively, for the fiscal period ended 2017.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	The commencement of operations was October 2, 2017.

41

Notes to Financial Statements (unaudited) April 30, 2021

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds, AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds and AMG Funds I are organized as Massachusetts business trusts, while AMG Funds IV is organized as a Delaware Statutory Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”), AMG Funds: AMG GW&K Emerging Markets Equity Fund (“Emerging Markets Equity”) and AMG GW&K Emerging Wealth Equity Fund (“Emerging Wealth Equity”) and AMG Funds IV: GW&K Small/Mid Cap Growth Fund (“Small/Mid Cap Growth”) (formerly AMG GW&K Small Cap Fund II, which was formerly AMG Managers LMCG Small Cap Growth Fund) and GW&K Small Cap Value Fund II (“Small Cap Value II”) (formerly AMG Managers Silvercrest Small Cap Fund), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and all Funds except for Small/Mid Cap Growth offer Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

On March 17-18, 2021, the Board of Trustees of AMG Funds IV (together with the Board of Trustees of AMG Funds and AMG Funds I, the“Board”) approved GW&K Investment Management, LLC (“GW&K”) as the subadviser to Small/Mid Cap Growth and Small Cap Value II on an interim basis to replace LMCG Investments, LLC (“LMCG”) and Silvercrest Asset Management Group LLC (“Silvercrest”), respectively, effective March 19, 2021. The Board also approved the longer-term appointment of GW&K, a new subadvisory agreement between the Investment Manager and GW&K and the submission of the new subadvisory agreements to shareholders for approval. In connection with the hiring of GW&K, effective March 19, 2021, Small/Mid Cap Growth and Small Cap Value II made changes to their investment objectives, principal investments strategies and principal risks. In addition, the Board approved the following fee changes for Small/Mid Cap Growth, to be implemented upon effectiveness of the new subadvisory agreement for Small/Mid Cap Growth: a reduction in the management fee rate from 0.90% to 0.62% of Small/Mid Cap Growth’s average daily net assets; the elimination of the shareholder servicing fees of up to 0.15% that Class N shares of Small/Mid Cap Growth are authorized to pay to financial intermediaries; a reduction in the shareholder servicing fees from 0.15% to 0.05% that Class I shares of Small/Mid Cap Growth are authorized to pay to financial intermediaries; and the reduction of the expense cap from 1.03% to 0.82% of the Fund’s average daily net assets (exclusive of certain excluded expenses). The Board also approved, subject to shareholder approval, a merger between Small Cap Value II and AMG GW&K Small Cap Value Fund (“Small Cap Value”).

In conjunction with the respective change in investment strategy for Small/Mid Cap Growth and Small Cap Value II, the Funds sold substantially all open positions around the date of the subadviser change that increased each Fund’s portfolio turnover. The Funds also declared a special capital gain distribution on March 24, 2021.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

Certain instruments held by a Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term loans between certain major international banks. LIBOR is expected to be phased out by the end of 2021. While the effect of the phase out cannot yet be determined, it may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of some LIBOR-based investments or the effectiveness of new hedges placed against existing LIBOR-based investments. These effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund’s performance or net asset value.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board. Under certain circumstances, the value of certain Fund portfolio investments may be

42

Notes to Financial Statements (continued)

based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended April 30, 2021, the impact on the expenses and expense ratios were as follows:

43

Notes to Financial Statements (continued)

	Amount	Percentage Reduction
Small/Mid Cap Growth	$1,451	0.00%	[1]
Small Cap Value II	48,699	0.02%

[1]	Less than 0.005%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Temporary differences are primarily due to wash sale loss deferrals, mark-to-market on passive foreign investment companies, and capital loss carryforwards. There were no permanent differences.

At April 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation
Core Bond ESG	$184,896,438	$6,685,415	$(1,503,405)	$5,182,010
Emerging Markets Equity	45,574,366	17,910,417	(901,233)	17,009,184
Emerging Wealth Equity	230,369,071	63,972,346	(2,952,263)	61,020,083
Small/Mid Cap Growth	37,550,843	4,366,648	(447,461)	3,919,187
Small Cap Value II	159,618,083	13,955,452	(1,965,841)	11,989,611

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2020, the following Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss
	Carryover Amounts

Fund	Short-Term	Long-Term	Total
Core Bond ESG	$425,987	$0	$425,987
Emerging Wealth Equity	911,098	0	911,098
Small Cap Value II	3,713,729	3,821,896	7,535,625

As of October 31, 2020, Emerging Markets Equity and Small/Mid Cap Growth had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2021, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

44

Notes to Financial Statements (continued)

For the six months ended April 30, 2021 (unaudited) and the fiscal year ended October 31, 2020, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG				Emerging Markets Equity

	April 30, 2021		October 31, 2020		April 30, 2021		October 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	26,842	$289,949	85,411	$920,846	21,662	$253,229	181,059	$1,744,337
Reinvestment of distributions	1,044	11,363	2,508	26,975	1,571	17,233	2,833	26,891
Cost of shares repurchased	(29,220)	(317,914)	(32,291)	(348,057)	(24,326)	(282,562)	(196,188)	(1,558,530)

Net increase (decrease)	(1,334)	$(16,602)	55,628	$599,764	(1,093)	$(12,100)	(12,296)	$212,698

Class I:
Proceeds from sale of shares	677,398	$7,354,728	1,374,556	$14,850,604	489,725	$5,512,023	1,230,745	$9,743,030
Reinvestment of distributions	135,205	1,471,870	374,177	4,019,598	35,661	386,561	52,112	491,414
Cost of shares repurchased	(1,476,133)	(16,091,463)	(3,385,772)	(36,392,063)	(53,157)	(604,334)	(1,837,609)	(15,777,470)

Net increase (decrease)	(663,530)	$(7,264,865)	(1,637,039)	$(17,521,861)	472,229	$5,294,250	(554,752)	$(5,543,026)

Class Z:
Proceeds from sale of shares	52,755	$576,307	82,098	$869,531	700,378	$8,040,516	231,629	$2,130,804
Reinvestment of distributions	2,885	31,370	7,172	77,096	115,827	1,248,619	128,421	1,203,308
Cost of shares repurchased	(37,094)	(407,907)	(44,147)	(477,970)	(46,014)	(517,605)	(1,213,641)	(11,305,915)

Net increase (decrease)	18,546	$199,770	45,123	$468,657	770,191	$8,771,530	(853,591)	$(7,971,803)

	Emerging Wealth Equity				Small/Mid Cap Growth

	April 30, 2021		October 31, 2020		April 30, 2021		October 31, 2020

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	6,953	$109,156	24,646	$275,535	46,469	$1,025,763	36,920	$687,740
Reinvestment of distributions	—	—	4,548	55,712	972,672	14,770,300	—	—
Cost of shares repurchased	(18,394)	(288,013)	(68,095)	(733,597)	(216,760)	(4,182,027)	(473,941)	(8,270,391)

Net increase (decrease)	(11,441)	$(178,857)	(38,901)	$(402,350)	802,381	$11,614,036	(437,021)	$(7,582,651)

Class I:
Proceeds from sale of shares	1,050,921	$16,894,410	1,818,122	$21,632,228	18,940	$483,441	34,550	$621,155
Reinvestment of distributions	—	—	17,592	216,555	202,482	3,199,629	—	—
Cost of shares repurchased	(35,978)	(562,395)	(656,368)	(7,085,572)	(126,311)	(2,411,897)	(576,238)	(10,222,921)

Net increase (decrease)	1,014,943	$16,332,015	1,179,346	$14,763,211	95,111	$1,271,173	(541,688)	$(9,601,766)

Class Z:
Proceeds from sale of shares	2,408,304	$38,041,477	8,182,601	$98,216,854	—	—	—	—
Reinvestment of distributions	161	2,470	27,678	339,331	—	—	—	—
Cost of shares repurchased	(445,490)	(6,989,009)	(3,049,658)	(33,692,378)	—	—	—	—

Net increase	1,962,975	$31,054,938	5,160,621	$64,863,807	—	—	—	—

45

Notes to Financial Statements (continued)

	Small Cap Value II

	April 30, 2021		October 31, 2020

	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	288,123	$4,679,788	265,768	$3,703,030
Reinvestment of distributions	272,240	3,477,520	40,987	661,535
Cost of shares repurchased	(1,718,643)	(30,566,207)	(508,355)	(7,106,086)

Net decrease	(1,158,280)	$(22,408,899)	(201,600)	$(2,741,521)

Class I:
Proceeds from sale of shares	1,454,988	$23,376,864	3,344,085	$43,840,355
Reinvestment of distributions	3,539,680	46,154,445	244,758	3,996,897
Cost of shares repurchased	(6,736,742)	(100,866,599)	(4,572,252)	(61,700,564)

Net decrease	(1,742,074)	$(31,335,290)	(983,409)	$(13,863,312)

Class Z:
Proceeds from sale of shares	1,486,725	$28,133,131	605,490	$8,029,577
Reinvestment of distributions	1,659,776	21,602,353	58,746	958,146
Cost of shares repurchased	(1,148,502)	(16,392,892)	(400,565)	(5,620,269)

Net increase	1,997,999	$33,342,592	263,671	$3,367,454

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2021, the market value of Repurchase Agreements outstanding for Emerging Markets Equity, Emerging Wealth Equity and Small/Mid Cap Growth were $277,960, $3,343,259 and $409,985, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. Effective March 19, 2021, Small/Mid Cap Growth and Small Cap Value II are managed by GW&K. AMG indirectly owns a majority interest in GW&K. Prior to March 19, 2021, Small/Mid Cap Growth’s investment portfolio was managed by LMCG and Small Cap Value II’s investment portfolio was managed by Silvercrest, who served pursuant to subadvisory agreements with the Investment Manager.

46

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2021, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%

Emerging Markets Equity	0.55%

Emerging Wealth Equity	0.55%

Small/Mid Cap Growth	0.90%

Small Cap Value II	0.90%

The Investment Manager has contractually agreed, through at least March 1, 2022 for Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, Small/Mid Cap Growth and Small Cap Value II, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity, Small/Mid Cap Growth and Small Cap Value II to 0.48%, 0.87%, 0.90%, 1.03% and 1.08%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to March 1, 2020, the total annual Fund operating expense limitation was 1.05% of Emerging Markets Equity’s average daily net assets.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

At April 30, 2021, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Emerging Markets Equity	Small/Mid Cap Growth

Less than 1 year	$151,139	—	$146,831

1-2 years	150,693	$38,914	124,425

2-3 years	150,321	73,722	105,267

Total	$452,153	$112,636	$376,523

Expiration Period			Small Cap Value II

Less than 1 year			$120,273

1-2 years			127,577

2-3 years			112,214

Total			$360,064

The Investment Manager has contractually agreed, through March 1, 2021, to waive management fees and/or pay or reimburse Emerging Markets Equity’s expenses in an amount that is equal to the fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement among the Investment Manager, GW&K and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. For the four months ended February 28, 2021, the Investment Manager waived $297 in fees.

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Each Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may

47

Notes to Financial Statements (continued)

make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For Small/Mid Cap Growth and Small Cap Value II, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the Class N annualized expense ratios for the six months ended April 30, 2021, were 0.25% for Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity and Small Cap Value II and 18% for Small/Mid Cap Growth.

For each of the Class N shares and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The Investment Manager has agreed, through at least October 1, 2021, to waive a portion of shareholder servicing fees paid by the various share classes of Small/Mid Cap Growth and Small Cap Value II, as necessary, to ensure the total net expense ratio for each share class of Small/Mid Cap Growth and Small Cap Value II do not increase due to the changes in the methodology of shareholder servicing reimbursements described above.

The impact on the annualized expense ratios for the six months ended April 30, 2021, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.07%

Emerging Markets Equity

Class N	0.15%	0.15%

Class I	0.15%	0.08%

Emerging Wealth Equity

Class N	0.15%	0.15%

Class I	0.15%	0.13%

Small/Mid Cap Growth

Class N	0.15%	0.07%

Class I	0.15%	0.07%

Small Cap Value II

Class N	0.15%	0.07%

Class I	0.15%	0.07%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits Core Bond ESG, Emerging Markets Equity, Emerging Wealth Equity to lend and borrow, and Small Cap Value II to lend money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. For the six months ended April 30, 2021, the Funds neither borrowed nor lent to other funds in the AMG Funds family. At April 30, 2021, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2021, were as follows:

	Long Term Securities

Fund	Purchases	Sales
Core Bond ESG	$31,413,685	$43,297,174

Emerging Markets Equity	20,519,299	9,858,794

Emerging Wealth Equity	96,059,069	45,542,784

Small/Mid Cap Growth	62,452,724	67,060,390

Small Cap Value II	242,252,780	327,738,504

Core Bond ESG purchases and sales of U.S. Government obligations during the six months ended April 30, 2021 were $28,001,130 and $25,905,440, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned.

48

Notes to Financial Statements (continued)

Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2021, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Emerging Markets Equity	$1,107,000	$277,960	$879,325	$1,157,285

Emerging Wealth Equity	5,112,550	3,343,259	2,071,580	5,414,839

Small/Mid Cap Growth	2,339,811	409,985	2,005,604	2,415,589

Small Cap Value II	1,260,970	—	1,285,116	1,285,116

The following table summarizes the securities received as collateral for securities lending at April 30, 2021:

Fund	Collateral Type	Coupon Range	Maturity Date Range
Emerging Markets Equity	U.S. Treasury Obligations	0.000%-6.875%	05/20/21-08/15/50

Emerging Wealth Equity	U.S. Treasury Obligations	0.000%-6.875%	05/31/21-08/15/50

Small/Mid Cap Growth	U.S. Treasury Obligations	0.000%-6.875%	05/15/21-08/15/50

Small Cap Value II	U.S. Treasury Obligations	0.010%-6.875%	05/31/21-08/15/50

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. CREDIT AGREEMENT

Effective July 6, 2010, and amended and restated on July 22, 2020, AMG Funds IV entered into a Credit Agreement with BNYM which provides AMG Funds IV with a revolving line of credit of up to $50 million. The facility is shared by each Fund of AMG Funds IV and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equal to the greater of the Prime Rate plus 1.25%, or 0.50% plus the Federal Funds Effective Rate plus 1.25%. The interest rate on outstanding Overnight Loans is equal to the greater of the Federal Funds Effective Rate plus 1.25%, or the One-Month LIBOR Rate plus 1.25%. AMG Funds IV pays a commitment fee on the unutilized commitment amount of 0.175% per annum, which is allocated to the Funds based on average daily net assets and included in miscellaneous expense on the Statement of Operations. Interest incurred on the line of credit utilized is included in the Statement of Operations as interest expense. At April 30, 2021, Small Mid/Cap Growth and Small Cap Value II had no loans outstanding.

The following Funds utilized the line of credit during the six months ended April 30, 2021:

Fund	Weighted Average Borrowed	Number of Days	Interest Paid	Average Interest Rate
Small/Mid Cap Growth	$1,471,403	3	$166	1.357%

Small Cap Value II	11,446,562	21	9,082	1.360%

49

Notes to Financial Statements (continued)

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Emerging Markets Equity

Morgan Stanley & Co. LLC	$277,960	—	$277,960	$277,960	—
Emerging Wealth Equity

Bank of America Securities, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Daiwa Capital Markets America	1,000,000	—	1,000,000	1,000,000	—

Morgan Stanley & Co. LLC	343,259	—	343,259	343,259	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$3,343,259	—	$3,343,259	$3,343,259	—

Small/Mid Cap Growth
Citigroup Global Markets, Inc.	$409,985	—	$409,985	$409,985	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements, except all proposals related to Small Cap Value II and Small/Mid Cap Growth, as discussed in Note 1, were approved by the respective Fund’s shareholders. Additionally, in connection with the merger between Small Cap Value II and Small Cap Value, that is expected to close on or about August 9, 2021, the Investment Manager agreed to waive a portion of the management fee so the management fee will be limited to

0.70% of the Fund’s average daily net assets; waive a portion of the shareholder servicing fees payable by Class I so the amount charged does not exceed 0.05% of Small Cap Value II’s average daily net assets attributable to the Class I shares; waive a portion of the shareholder servicing fees payable by Class N such that the aggregate distribution and/or service fees under the Plan and shareholder servicing fees paid by Class N does not exceed 0.25% of Small Cap Value II’s average daily net assets attributable to the Class N shares; and reduced the expense cap of Small Cap Value II from 1.08% to 0.90% of the Fund’s average daily net assets (exclusive of certain excluded expenses).

50

Approval of Subadvisory Agreements

AMG Managers LMCG Small Cap Growth Fund: Approval of Subadvisory Agreements on March 17-18, 2021

At a meeting held via telephone and videoconference on March 17-18, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds IV (the “Trust”) (the “Independent Trustees”), unanimously voted to terminate the subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and LMCG Investments, LLC (“LMCG”) with respect to AMG Managers LMCG Small Cap Growth Fund (the “Fund”) (the “Former Subadvisory Agreement”), and approve the interim subadvisory agreement between the Investment Manager and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund (the “Interim Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund (the “New Subadvisory Agreement” and together with the Interim Subadvisory Agreement, the “Agreements”), and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose, including a recommendation that shareholders vote to approve the New Subadvisory Agreement. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Agreements.

(the “Investment Strategy”) that are intended to be used by GW&K in managing the Fund. The Trustees noted that, initially, the Fund would invest, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Trustees further noted that, effective May 21, 2021, the Fund would invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-capitalization companies. Among other things, at this meeting and/or prior meetings, the Trustees reviewed information on portfolio management and other professional staff, information regarding GW&K’s organizational and management structure, GW&K’s compliance policies and procedures, and GW&K’s brokerage policies and practices. The Trustees noted that GW&K was founded in 1974 and has 155 employees. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Fund. The Trustees noted that both proposed portfolio managers joined GW&K in 2008. The Trustees further noted that one of the proposed portfolio managers serves as a portfolio manager on other funds subadvised by GW&K in the AMG been adjusted for the fees and expenses of the Fund. The Trustees noted that the Small/Mid Cap Growth Composite outperformed its benchmark for the 3-year and 5-year periods ended December 31, 2020 and for the period since the inception of the Small/Mid Cap Growth Composite on January 1, 2016 through December 31, 2020. The Trustees further considered the performance of the other funds in the AMG Funds Complex sub-advised by GW&K.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate (“Affiliate”) of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under the Interim Subadvisory Agreement was the same as the rate paid to LMCG under the Former Subadvisory Agreement. The

In considering the Agreements, the Trustees considered the information relating to the Fund and GW&K provided to them in connection with the meeting on March 17-18, 2021 and other meetings of the Board throughout the last twelve months, as well as in prior years. In considering the Agreements, the Trustees also considered information relating to the twelve other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of March 17-18, 2021, consisted of 46 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques

Funds Complex. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Fund; (b) the qualifications and experience of GW&K’s personnel; and (c) GW&K’s compliance program. The Trustees additionally considered GW&K’s risk management processes. The Trustees reviewed GW&K’s compliance policies and procedures, code of ethics, and specific information related to how GW&K monitors, among other things, portfolio compliance and proxy voting and deemed all of them to be adequate. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Agreements and noted that, as of December 31, 2020, GW&K managed approximately $51 billion in assets. The Trustees concluded that, given GW&K’s financial condition, it would be able to meet any reasonably foreseeable obligations under the Agreements.

PERFORMANCE

Because GW&K was proposing to manage the Fund with its small/mid cap growth investment strategy, the Trustees noted that they could not draw any conclusions regarding the performance of the Fund to date. The Trustees, however, considered the performance provided by GW&K with respect to its Small/Mid Cap Growth Composite, which had not

Trustees also noted that the subadvisory fee rate to be paid to GW&K under the New Subadvisory Agreement was lower than the rate paid to LMCG under the Former Subadvisory Agreement. The Trustees further noted that the Investment Manager proposed certain fee changes for the Fund, all of which would be implemented upon the effectiveness of the New Subadvisory Agreement and would result in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s current fee structure. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund, which would decrease if the New Subadvisory Agreement was approved. The Trustees also noted payments made or to be made from GW&K to the Investment Manager, and other payments made or to be made from the Investment Manager to GW&K, including certain expense sharing arrangements related to, among other things, shareholder servicing and distribution. The Trustees concluded that these arrangements were reasonable. The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund

51

Approval of Subadvisory Agreements (continued)

would both be higher than the average for an appropriate peer group of similar mutual funds for the Fund once the new fee changes went into effect.

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Agreements. The Trustees were provided with the estimated profitability of GW&K with respect to its proposed subadvisory services to the Fund. The Trustees also were provided, in advance of their June 25, 2020 meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize economies of scale with respect to certain fees and expenses, other than the Fund’s management fee, to the extent the increase in assets is proportionally greater than the increase in such fees and expenses.

overlap and provide more differentiated investment solutions for the AMG Funds complex that are otherwise not available to U.S. retail investors. The Trustees further considered that the repositioning would bring AMG’s strong partnerships in support of the Fund and the AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Fund and the rest of the AMG Funds complex. The Trustees noted that AMG’s relationship with its Affiliates will also allow the Fund to have greater insight into the Affiliate’s compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers. In light of the foregoing, in approving the Agreements, the Trustees, including a majority of the Independent Trustees, determined that the hiring of GW&K is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Investment Manager or an affiliated subadviser derives an inappropriate advantage.

*    *    *    *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the

Funds LLC (the “Investment Manager”) and Silvercrest Asset Management Group LLC (“Silvercrest”) with respect to AMG Managers Silvercrest Small Cap Fund (the “Fund”) (the “Former Subadvisory Agreement”), and approve the interim subadvisory agreement between the Investment Manager and GW&K Investment Management, LLC (“GW&K”) with respect to the Fund (the “Interim Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and GW&K with respect to the Fund (the “New Subadvisory Agreement” and together with the Interim Subadvisory Agreement, the “Agreements”), and the presentation of the New Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose, including a recommendation that shareholders vote to approve the New Subadvisory Agreement. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Agreements.

In considering the Agreements, the Trustees considered the information relating to the Fund and GW&K provided to them in connection with the meeting on March 17-18, 2021 and other meetings of the Board throughout the last twelve months, as well as in

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s small/mid cap growth investment capabilities, as well as the indirect benefits that GW&K may receive from GW&K’s relationship with the Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Fund, which bears GW&K’s name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Fund’s subadvisory fees are reasonable.

The Trustees also considered information provided by the Investment Manager related to the benefits of the proposed strategic repositioning of the AMG Funds complex. The Trustees considered that the strategic repositioning was expected to create value for the Fund, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The Trustees noted that the proposed changes would bring the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamline the lineup of funds in the AMG Funds complex and reduce the number of subadvisers, significantly reduce strategy conclusions discussed above) regarding each Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on March 17-18, 2021, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Agreement.

AMG Managers Silvercrest Small Cap Fund: Approval of Subadvisory Agreements on March 17-18, 2021

At a meeting held via telephone and videoconference on March 17-18, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds IV (the “Trust”) (the “Independent Trustees”), unanimously voted to terminate the subadvisory agreement between AMG prior years. In considering the Agreements, the Trustees also considered information relating to the twelve other funds that GW&K sub-advises in the AMG Funds Family of Funds, which, as of March 17-18, 2021, consisted of 46 funds (the “AMG Funds Complex”). Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by GW&K, the Trustees reviewed information relating to GW&K’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by GW&K in managing the Fund. The Trustees noted that the Fund would invest, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of small-cap companies. Among other things, at this meeting and/or prior meetings, the Trustees reviewed information on portfolio management and other professional staff, information regarding GW&K’s

52

Approval of Subadvisory Agreements (continued)

organizational and management structure, GW&K’s compliance policies and procedures, and GW&K’s brokerage policies and practices. The Trustees noted that GW&K was founded in 1974 and has 155 employees. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the Fund. The Trustees noted that one proposed portfolio manager joined GW&K in 2005 and the other proposed portfolio manager joined GW&K in 2008. The Trustees further noted that each portfolio manager serves as a portfolio manager on at least one other fund subadvised by GW&K in the AMG Funds Complex. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the Fund; (b) the qualifications and experience of GW&K’s personnel; and (c) GW&K’s compliance program. The Trustees additionally considered GW&K’s risk management processes. The Trustees reviewed GW&K’s compliance policies and procedures, code of ethics, and specific information related to how GW&K monitors, among other things, portfolio compliance and proxy voting and deemed all of them to be adequate. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required profitability of GW&K with respect to the provision of subadvisory services to the Fund, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to GW&K under each Agreement was the same as the rate paid to Silvercrest under the Former Subadvisory Agreement. The Trustees also considered the percentage amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund, which would not change if the New Subadvisory Agreement was approved. The Trustees also noted payments made or to be made from GW&K to the Investment Manager, and other payments made or to be made from the Investment Manager to GW&K, including certain expense sharing arrangements related to, among other things, shareholder servicing and distribution. The Trustees concluded that these arrangements were reasonable.

from GW&K’s relationship with the Fund, including any so-called “fallout benefits” to GW&K, such as reputational value derived from GW&K serving as subadviser to the Fund, which bears GW&K’s name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by GW&K, and the other considerations noted above with respect to GW&K, the Fund’s subadvisory fees are reasonable.

The Trustees also considered information provided by the Investment Manager related to the benefits of the proposed strategic repositioning of the AMG Funds complex. The Trustees considered that the strategic repositioning was expected to create value for the Fund, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The Trustees noted that the proposed changes would bring the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamline the lineup of funds in the AMG Funds complex and reduce the number of subadvisers, significantly reduce strategy overlap and provide more differentiated investment solutions for the AMG Funds complex that are under the Agreements and noted that, as of December 31, 2020, GW&K managed approximately $51 billion in assets. The Trustees concluded that, given GW&K’s financial condition, it would be able to meet any reasonably foreseeable obligations under the Agreements.

PERFORMANCE

Because GW&K was proposing to manage the Fund with its small cap value investment strategy, the Trustees noted that they could not draw any conclusions regarding the performance of the Fund to date. The Trustees, however, considered the performance provided by GW&K with respect to its Small Cap Value Composite, which had not been adjusted for the fees and expenses of the Fund. The Trustees noted that the Small Cap Value Composite outperformed its benchmark for the period since the inception date of the Small Cap Value Composite on July 1, 2012 through December 31, 2020. The Trustees further considered the performance of the other funds in the AMG Funds Complex sub-advised by GW&K.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by GW&K. In considering the anticipated

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services GW&K is expected to provide in performing its functions under the Agreements. The Trustees were provided with the estimated profitability of GW&K with respect to its proposed subadvisory services to the Fund. The Trustees also were provided, in advance of their June 25, 2020 meeting, with the profitability of GW&K with respect to the other funds it sub-advises in the AMG Funds Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that GW&K is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize economies of scale with respect to certain fees and expenses, other than the Fund’s management fee, to the extent the increase in assets is proportionally greater than the increase in such fees and expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to GW&K, including, among others, the potential broadening of GW&K’s small cap value investment capabilities, as well as the indirect benefits that GW&K may receive otherwise not available to U.S. retail investors. The Trustees further considered that the repositioning would bring AMG’s strong partnerships in support of the Fund and the AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Fund and the rest of the AMG Funds complex. The Trustees noted that AMG’s relationship with its Affiliates will also allow the Fund to have greater insight into the Affiliate’s compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers. In light of the foregoing, in approving the Agreements, the Trustees, including a majority of the Independent Trustees, determined that the hiring of GW&K is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Investment Manager or an affiliated subadviser derives an inappropriate advantage.

*    *    *    *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Agreement: (a) GW&K has demonstrated that it possesses the capability and resources to perform the duties required of it under each Agreement; (b) GW&K’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; (c)

53

Approval of Subadvisory Agreements (continued)

GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) GW&K maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on March 17-18, 2021, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Agreement.

[1] The Trustees determined that the conditions surrounding the COVID-19 virus constituted unforeseen or emergency circumstances and that reliance on the SEC’s exemptive order, which provides relief from the in-person voting requirements of the 1940 Act in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the March 17-18, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

54

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17-18, 2021, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

55

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small Cap Value II

AMG GW&K Small/Mid Cap

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Long-Short

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com |	043021	SAR069

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: July 7, 2021

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: July 7, 2021